Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Finding Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
494421862			D	A	D	A	A	A	C	A	Closed	FCRE1964	2021-05-27 18:04	2021-08-04 14:45	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Income documentation provided.  - Due Diligence Vendor-08/04/2021
Ready for Review-Document Uploaded. 8/3: File contained tax returns and leases to document rental income for seven of the eight rental properties. The subject property was recently acquired and thus not reporting on tax return. Appraisal included Single Family Comparable Rent Schedule for subject property allowing consideration of positive subject cash flow for subject property. Subject loan was delivered through Delegated Bulk channel and was not required to meet the overlay guideline listed in the Temporary Rental Income Requirements (see attached memo). While evidence of receipt of rental income payments was not required, borrowers' XXX bank statement for account ending in #XXX support deposit of rental income for the majority of the rental properties. In addition to the self-employment and rental income, borrower also has capital gains as an additional income source with three year history verified on tax returns in the file and continual turnover of REO properties. - Seller-08/03/2021
Open-Evidence of rental income for REO was not provided with the tax returns, or rental leases. - Due Diligence Vendor-05/27/2021

Ready for Review-Document Uploaded. 8/3: File contained tax returns and leases to document rental income for seven of the eight rental properties. The subject property was recently acquired and thus not reporting on tax return. Appraisal included Single Family Comparable Rent Schedule for subject property allowing consideration of positive subject cash flow for subject property. Subject loan was delivered through Delegated Bulk channel and was not required to meet the overlay guideline listed in the Temporary Rental Income Requirements (see attached memo). While evidence of receipt of rental income payments was not required, borrowers' XXX bank statement for account ending in #XXX support deposit of rental income for the majority of the rental properties. In addition to the self-employment and rental income, borrower also has capital gains as an additional income source with three year history verified on tax returns in the file and continual turnover of REO properties. - Seller-08/03/2021

																								Resolved-Income documentation provided. - Due Diligence Vendor-08/04/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$230,000.00	AZ	Investment	Refinance	Rate and Term
494421862			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-05-28 20:25	2021-08-04 14:44	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-05/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-05/31/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$230,000.00	AZ	Investment	Refinance	Rate and Term
494444648			D	A	D	A	A	A	A	A	Closed	FCRE1964	2021-05-26 17:49	2021-06-15 15:26	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Documents to verify PITIA and income provided. - Due Diligence Vendor-06/15/2021
Ready for Review-Borrower was qualified with primary housing payment of $1,554.95 per month that was based on $1,238.95 for monthly taxes and $316 for monthly HOI as property was owned free and clear.
Attached is a copy of the mortgage statement for the XXX property that verified monthly payment of $2,132.64. Mortgage statement confirms the payment includes escrows for taxes and insurance.
See attached Joinder Agreement confirming less than 6% ownership in XXX.
Income from XXX was not used for qualifying. The borrower’s 2019 tax return shows the business had positive income of $13,429.
See attached copy of 2019 K1 and business tax returns for XXX that reflect borrower has 100% ownership and nominal business loss of $22.92 per month.
 - Seller-06/14/2021
Open-File is missing the following items needed to complete evaluation of income and ratios:
1. Proof of full PITI for primary residence and investment on XXX.
2. 2019 K-1s (and business returns if applicable) for XXX to verify ownership and confirm if any loss to be included in consideration. - Due Diligence Vendor-05/26/2021

Ready for Review-Borrower was qualified with primary housing payment of $1,554.95 per month that was based on $1,238.95 for monthly taxes and $316 for monthly HOI as property was owned free and clear.
Attached is a copy of the mortgage statement for the xxx property that verified monthly payment of $2,132.64. Mortgage statement confirms the payment includes escrows for taxes and insurance.
See attached Joinder Agreement confirming less than 6% ownership in xxx.
Income from xxx was not used for qualifying. The borrower’s 2019 tax return shows the business had positive income of $13,429.
See attached copy of 2019 K1 and business tax returns for xxx that reflect borrower has 100% ownership and nominal business loss of $22.92 per month.
 - Seller-06/14/2021

																								Resolved-Documents to verify PITIA and income provided. - Due Diligence Vendor-06/15/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	FL	Investment	Purchase	NA
494391051			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-07 13:57	2021-07-26 17:41	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-07/07/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$239,200.00	RI	Investment	Purchase	NA
494394941			D	A	D	A	A	A	C	A	Closed	FCRE1168	2021-07-13 15:14	2021-07-28 15:17	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $492000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $492000 - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. RCE found in file. Provided document. - Seller-07/27/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $492000 is less than Subject Lien. - Due Diligence Vendor-07/26/2021	Ready for Review-Document Uploaded. RCE found in file. Provided document. - Seller-07/27/2021	Resolved-Hazard Insurance Coverage Amount of $492000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $492000 - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,256.00	CA	Investment	Purchase	NA
494394941			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-07-01 22:06	2021-07-28 15:15	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-All components of non subject REO provided. - Due Diligence Vendor-07/28/2021
Ready for Review-Document Uploaded. Please see attached property taxes for XXX.
Property taxes for remaining properties are reported in the Schedule E of individual tax return (Form 1040). Please see attached schedule C.
Please see attached mortgage statement for property located at XXX.
All other properties are free and clear supported by attached HOI policies showing that there is no mortgagee clause and schedule E showing no mortgage interest. - Seller-07/27/2021
Open-Missing documentation of Taxes and P&I for XXXX properties. If F&C, provide documentation. - Due Diligence Vendor-07/01/2021
																							Ready for Review-Document Uploaded. Please see attached property taxes for xxx. Property taxes for remaining properties are reported in the Schedule E of individual tax return (Form 1040). Please see attached schedule C. Please see attached mortgage statement for property located at xxx. All other properties are free and clear supported by attached HOI policies showing that there is no mortgagee clause and schedule E showing no mortgage interest. - Seller-07/27/2021	Resolved-All components of non subject REO provided. - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,256.00	CA	Investment	Purchase	NA
494394941			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-13 17:49	2021-07-26 19:07	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/16/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,256.00	CA	Investment	Purchase	NA
494386716			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$447,525.00	VA	Investment	Purchase	NA
494390209			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$798,750.00	HI	Investment	Purchase	NA
494423633			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,500.00	IN	Investment	Purchase	NA
494422526			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-23 01:38	2021-07-26 19:13	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$772,500.00	NY	Investment	Refinance	Rate and Term
494392062			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$315,000.00	CA	Investment	Purchase	NA
494393158			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-23 01:46	2021-07-26 19:22	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Refinance	Rate and Term
494394944			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	TN	Investment	Purchase	NA
494387048			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-12 18:52	2021-07-26 19:31	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.7) - Due Diligence Vendor-07/12/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$397,500.00	WA	Investment	Purchase	NA
494433317			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$188,000.00	CO	Investment	Purchase	NA
494422088			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-11 17:49	2021-07-26 19:35	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$420,000.00	CA	Investment	Purchase	NA
494399362			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-12 00:01	2021-07-26 19:47	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/20/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/12/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$144,000.00	OR	Investment	Refinance	Rate and Term
494421881			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-07-07 21:58	2021-07-28 17:08	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/07/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$261,000.00	TX	Investment	Refinance	Cash Out - Other
494421881			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-07-07 21:43	2021-07-26 17:29	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). c. Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/07/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$261,000.00	TX	Investment	Refinance	Cash Out - Other
494451578			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$152,000.00	FL	Investment	Refinance	Rate and Term
494390939			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-12 23:36	2021-07-27 18:47	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021 Open-Pending third party valuation. - Due Diligence Vendor-07/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$151,350.00	MT	Investment	Refinance	Rate and Term
494394628			C	B	C	B	A	A	A	A	Closed	FCRE1159	2021-07-17 15:37	2021-07-21 19:31	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date
Acknowledged-xxx has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 05/14 to 05/17/21 - Due Diligence Vendor-07/21/2021
Ready for Review-xxx has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 05/14 to 05/17/21 - Seller-07/19/2021
Open-Hazard Insurance Effective Date of 05-XX-2021 is after the Disbursement Date of 05-XX-2021, File contains Binder receipt from XXX dated 05/17/2021 missing the policy term dates and policy #.  - Due Diligence Vendor-07/17/2021
																							Ready for Review-xxx has a Vendor xxx and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 05/14 to 05/17/21 - Seller-07/19/2021	Acknowledged-xxx has a Vendor xxx and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 05/14 to 05/17/21 - Due Diligence Vendor-07/21/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$404,400.00	WA	Investment	Purchase	NA
494423267			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$137,600.00	FL	Investment	Purchase	NA
494432777			C	B	A	A	C	B	A	A	Closed	finding-3430	2021-07-09 04:08	2021-07-26 20:58	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-Agree - Loan is a Rebuttal Presumption also its non material. - Due Diligence Vendor-07/26/2021

Ready for Review-Agree - Loan is a Rebuttal Presumption also its non material. - Seller-07/26/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.815%. The APR threshold to qualify for a safe harbor is 4.540%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-07/09/2021
																							Ready for Review-Agree - Loan is a Rebuttal Presumption also its non material. - Seller-07/26/2021	Acknowledged-Agree - Loan is a Rebuttal Presumption also its non material. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$159,923.00	MI	Investment	Refinance	Cash Out - Other
494432777			C	B	A	A	C	B	A	A	Closed	finding-3632	2021-07-09 04:08	2021-07-26 20:58	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-07/26/2021 Ready for Review-Please review COC dated 05/10/2021 for Origination fee added. - Seller-07/26/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/09/2021	Ready for Review-Please review COC dated 05/10/2021 for Origination fee added. - Seller-07/26/2021	Resolved-Resolved - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$159,923.00	MI	Investment	Refinance	Cash Out - Other
494432777			C	B	A	A	C	B	A	A	Closed	finding-3631	2021-07-09 04:08	2021-07-26 20:58	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-07/26/2021 Ready for Review-Document Uploaded. Please review COC dated 05/10/2021 for Origination fee added. - Seller-07/26/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/09/2021	Ready for Review-Document Uploaded. Please review COC dated 05/10/2021 for Origination fee added. - Seller-07/26/2021	Resolved-Resolved - Due Diligence Vendor-07/26/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$159,923.00	MI	Investment	Refinance	Cash Out - Other
494432777			C	B	A	A	C	B	A	A	Closed	finding-3634	2021-07-09 04:12	2021-07-26 20:58	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-Resolved - Due Diligence Vendor-07/26/2021

Ready for Review-Document Uploaded. Please review COC dated 05/10/2021 for Origination fee added. - Seller-07/26/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4,396.28.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/09/2021
																							Ready for Review-Document Uploaded. Please review COC dated 05/10/2021 for Origination fee added. - Seller-07/26/2021	Resolved-Resolved - Due Diligence Vendor-07/26/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$159,923.00	MI	Investment	Refinance	Cash Out - Other
494396633			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-07-08 13:50	2021-08-03 17:25	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided
Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3) - Due Diligence Vendor-08/03/2021
Resolved-Desk review provided with a value of $XXX  or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021
Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/19/2021
Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/08/2021
																								Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3) - Due Diligence Vendor-08/03/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$123,900.00	MA	Investment	Refinance	Rate and Term
494396633			C	A	C	A	A	A	C	A	Closed	FCRE1455	2021-07-08 13:38	2021-08-03 17:24	Resolved	3 - Material	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. Please see the attached Bank Statement which meets the 2 months requirement. - Seller-08/02/2021 Open-Asset 1 Less Than 2 Months Verified. File contains 1 month asset statement from XXX #XXX dated 3/20/21-4/20/21. Guidelines requires 2 months statements to be verified. - Due Diligence Vendor-07/19/2021 Acknowledged-Asset 1 Less Than 2 Months Verified. Statement provided verifies one month. - Due Diligence Vendor-07/08/2021	Ready for Review-Document Uploaded. Please see the attached Bank Statement which meets the 2 months requirement. - Seller-08/02/2021	Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-08/03/2021 Acknowledged-Asset 1 Less Than 2 Months Verified. Statement provided verifies one month. - Due Diligence Vendor-07/08/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$123,900.00	MA	Investment	Refinance	Rate and Term
494391167			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-07-23 21:29	2021-08-02 13:56	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/02/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/02/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$356,250.00	OR	Investment	Refinance	Cash Out - Other
494391167			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-07-08 20:08	2021-07-29 19:25	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $323000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $270000 - Due Diligence Vendor-07/29/2021

Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $323000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $270000 RCE provided - Due Diligence Vendor-07/29/2021

Ready for Review-Document Uploaded. RCE provided shows adequate policy coverage, and document has been provided.  - Seller-07/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $323000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/19/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $323000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of UNKNOWN. RCE was not provided. - Due Diligence Vendor-07/08/2021
																							Ready for Review-Document Uploaded. RCE provided shows adequate policy coverage, and document has been provided. - Seller-07/28/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $323000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $270000 - Due Diligence Vendor-07/29/2021 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $323000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $270000 RCE provided - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$356,250.00	OR	Investment	Refinance	Cash Out - Other
494416391			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$245,635.00	CA	Investment	Purchase	NA
494400623			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-28 16:48	2021-07-29 15:41	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$224,925.00	OK	Investment	Purchase	NA
494418595			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-28 00:58	2021-07-28 13:52	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Third party valuation product not required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$195,200.00	IN	Investment	Purchase	NA
494391951			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$135,000.00	AZ	Investment	Purchase	NA
494415496			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-27 03:06	2021-07-28 14:00	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of Non-QM: Lender documented all ATR UW factors Third party valuation product required. - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$111,200.00	TX	Investment	Purchase	NA
494414376			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$164,000.00	FL	Investment	Purchase	NA
494395219			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,000.00	CA	Investment	Refinance	Rate and Term
494392411			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$338,250.00	CO	Investment	Purchase	NA
494420849			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-27 03:07	2021-07-28 14:02	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-null - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	FL	Investment	Purchase	NA
494392609			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$110,625.00	IL	Investment	Purchase	NA
494399398			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-11 21:06	2021-07-27 21:01	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-08/05/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-08/05/2021		Desk review provided with a value of $XXX or XX% variance. Finding resolved		"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$348,000.00	CA	Investment	Purchase	NA
494394822			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-12 13:57	2021-07-27 21:04	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/19/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/12/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$210,750.00	TX	Investment	Purchase	NA
494419720			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$221,250.00	TX	Investment	Purchase	NA
494409730			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,500.00	NM	Investment	Purchase	NA
494399036			D	B	A	A	B	B	D	A	Closed	FCOM7646	2021-07-23 23:04	2021-07-29 03:23	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true.  - Due Diligence Vendor-07/29/2021
Open-Per Final CD, personal debt was paid off. This violates business purpose and loan is consumer purpose. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Disagree:  Please see the attached Final CD page 3 of 5  for the refinance of XXX which reflects the XXX Cards being paid off at closing. - Seller-07/25/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/23/2021
Open-CD paid off credit cards.  - Due Diligence Vendor-07/23/2021
																							Ready for Review-Document Uploaded. Disagree: Please see the attached Final CD page 3 of 5 for the refinance ofxxx which reflects the xxx being paid off at closing. - Seller-07/25/2021	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-07/29/2021			xxx	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$390,000.00	NY	Investment	Refinance	Cash Out - Other
494399036			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-07-13 22:40	2021-07-27 21:06	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021 Open-CU score was not provided on DU approved loan. - Due Diligence Vendor-07/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$390,000.00	NY	Investment	Refinance	Cash Out - Other
494430294			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-13 14:14	2021-07-27 21:16	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021

Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-07/22/2021

Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-07/20/2021

Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-07/20/2021

Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-07/13/2021
																								Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$219,596.00	TX	Investment	Purchase	NA
494400449			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-24 02:25	2021-07-27 21:21	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021 Open-Invalid Finding - New guidelines allow for FICO scores down to 580. The FICO for this borrower is 630/ Missing third party valuation product. - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$685,500.00	NY	Investment	Refinance	Rate and Term
494391495			D	B	A	A	D	B	D	A	Closed	FPRO1244	2021-07-24 02:25	2021-07-27 21:26	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021 Open-Missing third party valuation product. - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$406,000.00	CO	Investment	Refinance	Cash Out - Other
494391495			D	B	A	A	D	B	D	A	Closed	FCOM8844	2021-07-13 14:42	2021-07-24 02:24	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/24/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$406,000.00	CO	Investment	Refinance	Cash Out - Other
494388927			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-13 18:40	2021-07-27 21:29	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-07/20/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-07/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$102,000.00	NC	Investment	Purchase	NA
494406319			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-07-26 16:16	2021-07-30 18:30	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of PITIA - Due Diligence Vendor-07/30/2021 Ready for Review-Document Uploaded. Disagree: The borrower is qualified with full PITI in the amount of $3,965.64 consisting of 2370.73 ( principal and interest), 1385.57 ( property taxes), and 209.33 ( HOI). Please see attachments. - Seller-07/28/2021 Open-Missing proof of HOI for Primary residence at XXX. File contains mortgage statement PI $2,370 and Property tax annual $16,626.87/12 = $1,385.57. Lender only used PI $2,370 in DTI. - Due Diligence Vendor-07/26/2021	Ready for Review-Document Uploaded. Disagree: The borrower is qualified with full PITI in the amount of $3,965.64 consisting of 2370.73 ( principal and interest), 1385.57 ( property taxes), and 209.33 ( HOI). Please see attachments. - Seller-07/28/2021	Resolved-Verification of PITIA - Due Diligence Vendor-07/30/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$138,750.00	TX	Investment	Refinance	Rate and Term
494406319			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-07-11 23:00	2021-07-28 14:09	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-07/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$138,750.00	TX	Investment	Refinance	Rate and Term
494427714			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$290,000.00	CA	Investment	Refinance	Rate and Term
494391991			D	A	D	A	A	A	A	A	Closed	FCRE1173	2021-07-13 20:39	2021-07-28 17:53	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	HO6 Master Insurance Policy is Missing	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Disagree - Master Condo Policy has been provided. - Seller-07/27/2021 Open-Missing HO-6 Master Insurance Policy-Missing Condo Master Policy for Subject property for XXX - Due Diligence Vendor-07/23/2021 Open-Missing HO-6 Master Insurance Policy - Due Diligence Vendor-07/13/2021	Ready for Review-Document Uploaded. Disagree - Master Condo Policy has been provided. - Seller-07/27/2021	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$116,250.00	FL	Investment	Purchase	NA
494395051			D	A	C	A	A	A	D	A	Closed	FCRE1148	2021-06-29 21:19	2021-07-29 19:09	Resolved	3 - Material	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $372000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. FINAL TITLE ATTACHED - Seller-07/28/2021 Open-Title Coverage Amount of $0 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/29/2021	Ready for Review-Document Uploaded. FINAL TITLE ATTACHED - Seller-07/28/2021	Resolved-Title Coverage Amount of $372000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$372,000.00	CA	Investment	Refinance	Cash Out - Other
494395051			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-06-29 21:12	2021-07-28 14:12	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-third party review product confirming origination appraised value within 10% variance not provided - Due Diligence Vendor-06/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$372,000.00	CA	Investment	Refinance	Cash Out - Other
494411731			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$458,250.00	CA	Investment	Purchase	NA
494412581			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-14 13:38	2021-07-27 21:36	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/14/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$328,000.00	ID	Investment	Purchase	NA
494389023			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-23 17:06	2021-07-27 21:41	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$328,000.00	CA	Investment	Refinance	Rate and Term
494391364			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-26 21:20	2021-07-28 11:38	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$77,000.00	OH	Investment	Refinance	Rate and Term
494403793			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-24 22:21	2021-07-28 11:42	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Exception cited in error: Loan is Non-QM. Third party valuation product required. - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$750,000.00	NY	Investment	Refinance	Rate and Term
494443031			D	A	D	A	A	A	A	A	Closed	FCRE1480	2021-07-22 13:51	2021-07-28 15:09	Resolved	3 - Material	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Asset 2 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Please see attached signed CD for property located at XXX showing a cash out to the borrower in the amount of $163,428 - Seller-07/27/2021 Open-Asset 2 Does Not Meet Guideline Requirements. Missing proof of Net Proceeds of $90,000 to title company from refinance of XXX File contains unsigned CD dated 6/7/2021. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Please see attached signed CD for property located at xxx showing a cash out to the borrower in the amount of $163,428 - Seller-07/27/2021	Resolved-Asset 2 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,750.00	KY	Investment	Refinance	Rate and Term
494443031			D	A	D	A	A	A	A	A	Closed	FCRE7247	2021-07-22 13:59	2021-07-28 15:07	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing AUS Findings	Resolved-Updated AUS provided as limited cash out. - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Please see attached updated AUS and Transmittal Summary. - Seller-07/27/2021 Ready for Review-Please see attached updated AUS and Transmittal Summary. - Seller-07/27/2021 Open-DU and 1008 both reflect the subject loan as a Cash-Out Refinance. Per Final CD funds required to close from borrower is $110,719.92. Missing DU and 1008 reflecting No Cash Out Refinance. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Please see attached updated AUS and Transmittal Summary. - Seller-07/27/2021 Ready for Review-Please see attached updated AUS and Transmittal Summary. - Seller-07/27/2021	Resolved-Updated AUS provided as limited cash out. - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,750.00	KY	Investment	Refinance	Rate and Term
494389219			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$187,000.00	UT	Investment	Refinance	Rate and Term
494405958			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$540,000.00	CA	Investment	Purchase	NA
494409933			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-07-26 21:26	2021-08-03 15:59	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/03/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/03/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$487,500.00	CA	Investment	Purchase	NA
494409933			D	A	C	A	A	A	D	A	Closed	FCRE1176	2021-07-21 19:14	2021-07-28 15:05	Resolved	3 - Material	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date
Resolved-HO-6 Insurance Policy Effective Date of 02-XX-2021 is prior to or equal to the Note Date of 05-XX-2021 Or HO-6 Insurance Policy Effective Date Is Not Provided - Due Diligence Vendor-07/28/2021
Ready for Review-Document Uploaded. Disagree - This is an escrow state. In the state of CA the transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 05/XX/2021 and the HOI effective date is 05/XX/2021 the day before the completion date of the transaction. Please see attached PCCD. - Seller-07/27/2021
Open-HO-6 Insurance Policy Effective Date of 05-XX-2021 is after the Note Date of 05-XX-2021 - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. Disagree - This is an escrow state. In the state of CA the transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 05/xx/2021 and the HOI effective date is 05/xx/2021 the day before the completion date of the transaction. Please see attached PCCD. - Seller-07/27/2021	Resolved-HO-6 Insurance Policy Effective Date of 02-xx-2021 is prior to or equal to the Note Date of 05-xx-2021 Or HO-6 Insurance Policy Effective Date Is Not Provided - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$487,500.00	CA	Investment	Purchase	NA
494409933			D	A	C	A	A	A	D	A	Closed	FCRE1148	2021-07-21 19:09	2021-07-28 14:58	Resolved	3 - Material	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $487500 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Final Title Policy has been received and uploaded. - Seller-07/28/2021 Open-Title Coverage Amount of $0 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Final Title Policy has been received and uploaded. - Seller-07/28/2021	Resolved-Title Coverage Amount of $487500 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$487,500.00	CA	Investment	Purchase	NA
494409933			D	A	C	A	A	A	D	A	Closed	FCRE1324	2021-07-12 17:46	2021-07-27 13:31	Resolved	3 - Material	C	A	Credit	Income	Borrower 1 Tax Returns Not Signed
Resolved-Tax transcripts can be utilized instead of signed tax returns. Tax transcripts provided. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Disagree:  Per xxx Guidelines " When tax returns are used to document income, each tax return must be signed by the borrower unless the  file contains the IRS transcripts for each tax return used.  The 2019 Tax Transcripts were obtained therefore the Signed Tax Returns are not required.  Please see the attached Tax Transcripts and Guidelines. - Seller-07/25/2021
Open-Borrower 1 Tax Returns Not Signed - Due Diligence Vendor-07/21/2021
Open-Borrower 1 Tax Returns Not Signed - Due Diligence Vendor-07/12/2021
																							Ready for Review-Document Uploaded. Disagree: Per xxx Guidelines " When tax returns are used to document income, each tax return must be signed by the borrower unless the file contains the IRS transcripts for each tax return used. The 2019 Tax Transcripts were obtained therefore the Signed Tax Returns are not required. Please see the attached Tax Transcripts and Guidelines. - Seller-07/25/2021	Resolved-Tax transcripts can be utilized instead of signed tax returns. Tax transcripts provided. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$487,500.00	CA	Investment	Purchase	NA
494419476			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-13 14:23	2021-07-28 11:48	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$126,750.00	GA	Investment	Purchase	NA
494396632			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-07-13 15:08	2021-07-28 15:17	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,200.00	IL	Investment	Purchase	NA
494396632			C	A	C	A	A	A	C	A	Closed	FCRE1479	2021-07-22 15:00	2021-07-27 13:41	Resolved	3 - Material	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements
Resolved-Statement from XXX confirming large deposits provided. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Disagree:  Please see the attached borrower's XXX Statement for acct # XXX.  The account documents the withdrawal of funds that were deposited into the XX account #XX on 3/24, 3/25,3/26 & 3/30. - Seller-07/25/2021
Open-Asset 1 Does Not Meet Guideline Requirements. XXX #XXX dated 4/13/2021 reflects 4 unsourced large deposits all from XXX; 3/24 $10,000, 3/25 $10,000, 3/26 $10,000 and 3/30 $7,041. File does not reflect gift funds. Missing source of all 4 large deposits.  - Due Diligence Vendor-07/22/2021
																							Ready for Review-Document Uploaded. Disagree: Please see the attached borrower's xxx Statement for acct # xxx. The account documents the withdrawal of funds that were deposited into the xxx account #xxx on 3/24, 3/25,3/26 & 3/30. - Seller-07/25/2021	Resolved-Statement from xxx confirming large deposits provided. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,200.00	IL	Investment	Purchase	NA
494453715			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-17 23:18	2021-07-28 11:56	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$665,000.00	CA	Investment	Refinance	Rate and Term
494427991			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-13 17:35	2021-07-28 12:01	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$48,000.00	OK	Investment	Purchase	NA
494418338			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$236,250.00	NJ	Investment	Purchase	NA
494418681			D	B	A	A	D	B	A	A	Closed	finding-3632	2021-07-22 13:46	2021-08-02 12:14	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Resolved - Due Diligence Vendor-08/02/2021

Ready for Review-Document Uploaded. COC for points added on 04/28 and corresponding LE adding points - Seller-07/29/2021

Open-COC for increase in discount points from initial loan estimate not provided. - Due Diligence Vendor-07/27/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/22/2021
																							Ready for Review-Document Uploaded. COC for points added on 04/28 and corresponding LE adding points - Seller-07/29/2021	Resolved-Resolved - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$273,700.00	NV	Investment	Refinance	Cash Out - Other
494418681			D	B	A	A	D	B	A	A	Closed	finding-3631	2021-07-22 13:46	2021-08-02 12:14	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. COC for points added on 04/28 and corresponding LE adding points - Seller-07/29/2021 Open-COC for increase in discount points from initial loan estimate not provided. - Due Diligence Vendor-07/27/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. COC for points added on 04/28 and corresponding LE adding points - Seller-07/29/2021	Resolved-Resolved - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$273,700.00	NV	Investment	Refinance	Cash Out - Other
494418681			D	B	A	A	D	B	A	A	Closed	finding-3634	2021-07-22 13:46	2021-08-02 12:14	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-COC and LE dated 4/28/2021 provided - Due Diligence Vendor-08/02/2021
Ready for Review-Document Uploaded. COC for points added on 04/28 and corresponding LE adding points - Seller-07/29/2021
Open-COC for increase in discount points from initial loan estimate not provided. - Due Diligence Vendor-07/27/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/22/2021
																							Ready for Review-Document Uploaded. COC for points added on 04/28 and corresponding LE adding points - Seller-07/29/2021	Resolved-COC and LE dated 4/28/2021 provided - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$273,700.00	NV	Investment	Refinance	Cash Out - Other
494418681			D	B	A	A	D	B	A	A	Closed	finding-3430	2021-07-22 13:45	2021-07-30 21:50	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-Client agrees with finding. Non Material 2B - Due Diligence Vendor-07/30/2021

Ready for Review-Agree - Non material finding. - Seller-07/29/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.595%. The APR threshold to qualify for a safe harbor is 4.520%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-07/22/2021
																							Ready for Review-Agree - Non material finding. - Seller-07/29/2021	Acknowledged-Client agrees with finding. Non Material 2B - Due Diligence Vendor-07/30/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$273,700.00	NV	Investment	Refinance	Cash Out - Other
494418681			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-07-23 17:55	2021-07-27 02:18	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/27/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$273,700.00	NV	Investment	Refinance	Cash Out - Other
494395022			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-22 23:48	2021-07-28 12:06	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Missing 3rd party review. Missing CU collateral score. - Due Diligence Vendor-07/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$281,000.00	MN	Investment	Refinance	Rate and Term
494390823			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-16 16:08	2021-07-29 15:57	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/16/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	WA	Investment	Refinance	Rate and Term
494409592			B	A	A	A	B	A	A	A	Closed	FCOM5135	2021-07-14 17:47	2021-07-29 18:49	Resolved	2 - Non-Material	B	A	Compliance	Missing Doc - Federal Disclosure	Required Affiliated Business Disclosure Missing	Resolved-Required Affiliated Business Disclosure Resolved - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. Affiliate found in file and has been provided. - Seller-07/29/2021 Open-Required Affiliated Business Disclosure Missing - Due Diligence Vendor-07/14/2021	Ready for Review-Document Uploaded. Affiliate found in file and has been provided. - Seller-07/29/2021	Resolved-Required Affiliated Business Disclosure Resolved - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$252,000.00	TX	Investment	Purchase	NA
494431557			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-29 01:23	2021-07-29 16:01	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$356,250.00	PA	Investment	Purchase	NA
494406238			D	B	C	A	D	B	C	A	Closed	FCRE1168	2021-07-14 20:36	2021-08-02 14:49	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $673750 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $434000 - Due Diligence Vendor-08/02/2021

Ready for Review-Document Uploaded. RCE has been provided and policy showing 125% Replacement. - Seller-07/30/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $539000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of UNKNOWN. RCE not provided. - Due Diligence Vendor-07/14/2021
																							Ready for Review-Document Uploaded. RCE has been provided and policy showing 125% Replacement. - Seller-07/30/2021	Resolved-Hazard Insurance Coverage Amount of $673750 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $434000 - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	UT	Investment	Refinance	Cash Out - Other
494406238			D	B	C	A	D	B	C	A	Closed	finding-3634	2021-07-22 15:29	2021-07-30 15:54	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-Resolved - Due Diligence Vendor-07/30/2021

Ready for Review-Document Uploaded. Disagree - COC found in file. See attachment.  - Seller-07/30/2021

Open-Appraisal fee increased on Closing Disclosure without a valid COC. - Due Diligence Vendor-07/29/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $260.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/22/2021
																							Ready for Review-Document Uploaded. Disagree - COC found in file. See attachment. - Seller-07/30/2021	Resolved-Resolved - Due Diligence Vendor-07/30/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	UT	Investment	Refinance	Cash Out - Other
494406238			D	B	C	A	D	B	C	A	Closed	FPRO5405	2021-07-29 02:30	2021-07-29 16:54	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	UT	Investment	Refinance	Cash Out - Other
494406238			D	B	C	A	D	B	C	A	Closed	FCOM8844	2021-07-14 20:15	2021-07-29 02:32	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/29/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	UT	Investment	Refinance	Cash Out - Other
494389924			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-24 03:27	2021-07-28 12:10	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Document Uploaded. PCCD, check, shipping label, LOX. Finding resolved. Third party valuation product required. - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,750.00	NJ	Investment	Purchase	NA
494395552			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-26 21:27	2021-07-28 12:14	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,000.00	VA	Investment	Refinance	Rate and Term
494395030			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$61,600.00	TN	Investment	Purchase	NA
494446171			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-07-24 00:16	2021-08-04 17:27	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/04/2021 Open-Document Uploaded. Refer attached IEAD and Docusign Delivery proof to both borrowers. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/24/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/04/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494392203			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$105,000.00	PA	Investment	Purchase	NA
494421705			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$307,400.00	AZ	Investment	Refinance	Rate and Term
494418541			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$224,250.00	UT	Investment	Purchase	NA
494396822			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$187,500.00	AL	Investment	Purchase	NA
494427827			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-07-19 21:46	2021-07-29 19:32	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Letter from insurance company provided indicating 100% replacement cost coverage plus an additional 20% above the RCE. - Due Diligence Vendor-07/29/2021

Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $357500 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/29/2021

Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $357500 is less than all Subject Lien. - Due Diligence Vendor-07/28/2021
																							Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/28/2021	Resolved-Letter from insurance company provided indicating 100% replacement cost coverage plus an additional 20% above the RCE. - Due Diligence Vendor-07/29/2021 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $357500 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$390,000.00	CO	Investment	Refinance	Cash Out - Other
494427827			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-07-19 22:57	2021-07-28 15:24	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$390,000.00	CO	Investment	Refinance	Cash Out - Other
494415678			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$122,500.00	GA	Investment	Refinance	Rate and Term
494429989			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-14 21:10	2021-07-27 21:22	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/14/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$390,000.00	CA	Investment	Purchase	NA
494409651			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$66,000.00	TX	Investment	Purchase	NA
494431159			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-07-16 16:36	2021-07-30 20:19	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $337500 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $258800.26 - Due Diligence Vendor-07/30/2021

Ready for Review-Document Uploaded. RCE has been provided. - Seller-07/30/2021

Open-Hazard policy dwelling coverage is $270,000 with extended replacement cost of 125% dwelling is $337,500 with coverage B total coverage is $372,250 with loan amount of $431,250. Missing replacement cost estimate.  - Due Diligence Vendor-07/29/2021

Ready for Review-Document Uploaded. Disagree- Document located and provided shows adequate policy coverage. See page 2- shows 125% extended replacement costs. - Seller-07/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $270000 is less than all Subject Lien(s). - Due Diligence Vendor-07/28/2021
																							Ready for Review-Document Uploaded. RCE has been provided. - Seller-07/30/2021 Ready for Review-Document Uploaded. Disagree- Document located and provided shows adequate policy coverage. See page 2- shows 125% extended replacement costs. - Seller-07/28/2021	Resolved-Hazard Insurance Coverage Amount of $337500 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $258800.26 - Due Diligence Vendor-07/30/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$431,250.00	CA	Investment	Purchase	NA
494431159			C	A	C	A	A	A	C	A	Closed	FCRE1324	2021-07-14 14:45	2021-07-29 16:42	Resolved	3 - Material	C	A	Credit	Income	Borrower 1 Tax Returns Not Signed	Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. Disagree: Tax Returns are not required to be signed as Tax Transcripts were provided. Please see the attached Transcripts and xxx Guidelines for signed Tax Returns. - Seller-07/28/2021 Open-Borrower 1 Tax Returns Not Signed Missing signed 2019 1120-S tax returns for XXX per guidelines for Borrower 1 and Borrower 2 income used to qualify. - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. Disagree: Tax Returns are not required to be signed as Tax Transcripts were provided. Please see the attached Transcripts and xxx Guidelines for signed Tax Returns. - Seller-07/28/2021	Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$431,250.00	CA	Investment	Purchase	NA
494431159			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-07-16 17:08	2021-07-28 15:32	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/16/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$431,250.00	CA	Investment	Purchase	NA
494424929			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	Cash Out - Other
494420033			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$435,000.00	CA	Investment	Refinance	Rate and Term
494394804			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$171,000.00	NJ	Investment	Refinance	Rate and Term
494409862			C	A	C	A	A	A	C	A	Closed	FCRE1324	2021-07-14 21:25	2021-07-29 16:14	Resolved	3 - Material	C	A	Credit	Income	Borrower 1 Tax Returns Not Signed	Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. - Seller-07/28/2021 Open-Borrower 1 Tax Returns Not Signed - Due Diligence Vendor-07/14/2021	Ready for Review-Document Uploaded. - Seller-07/28/2021	Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$148,500.00	GA	Investment	Purchase	NA
494409862			C	A	C	A	A	A	C	A	Closed	FCRE1354	2021-07-14 21:25	2021-07-29 16:14	Resolved	3 - Material	C	A	Credit	Income	Borrower 2 Tax Returns Not Signed	Resolved-Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. Disagree: Tax Returns are not required to be signed as Tax Transcripts were provided. Please see the attached Transcripts and xxx Guidelines for signed Tax Returns. - Seller-07/28/2021 Open-Borrower 2 Tax Returns Not Signed - Due Diligence Vendor-07/14/2021	Ready for Review-Document Uploaded. Disagree: Tax Returns are not required to be signed as Tax Transcripts were provided. Please see the attached Transcripts and xxx Guidelines for signed Tax Returns. - Seller-07/28/2021	Resolved-Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$148,500.00	GA	Investment	Purchase	NA
494409862			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-07-28 00:41	2021-07-28 15:36	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$148,500.00	GA	Investment	Purchase	NA
494394937			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	GA	Investment	Purchase	NA
494405052			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-29 02:38	2021-08-03 15:50	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/03/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/03/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$153,149.00	TX	Investment	Purchase	NA
494405052			C	A	A	A	A	A	C	A	Closed	FPRO1137	2021-06-30 16:08	2021-08-03 14:50	Resolved	3 - Material	C	A	Property	Appraisal	The appraiser was not licensed (Primary Value)	Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. 8/2: Attached is a copy of the appraiser's license current as of the effective date of the appraisal completion date. - Seller-08/02/2021 Open-Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date - Due Diligence Vendor-06/30/2021	Ready for Review-Document Uploaded. 8/2: Attached is a copy of the appraiser's license current as of the effective date of the appraisal completion date. - Seller-08/02/2021	Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$153,149.00	TX	Investment	Purchase	NA
494420979			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-07-16 17:07	2021-07-28 16:20	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $222000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $185000 - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/27/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $222000 is less than Subject Lien. - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/27/2021	Resolved-Hazard Insurance Coverage Amount of $222000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $185000 - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$450,000.00	TX	Investment	Purchase	NA
494420979			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-07-16 17:30	2021-07-28 15:40	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/16/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$450,000.00	TX	Investment	Purchase	NA
494426636			D	A	C	A	D	A	A	A	Closed	FCRE1168	2021-07-15 15:05	2021-08-04 18:01	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-LOE from insurance provider stating RCE is between 233461-248694 so average of 241,000 used.  - Due Diligence Vendor-08/04/2021

Resolved- - Due Diligence Vendor-08/04/2021

Open- - Due Diligence Vendor-08/03/2021

Ready for Review-Document Uploaded. RCE provided reflecting adequate HOI coverage of 241,077.87, and uploaded. - Seller-08/03/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $241000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $241077.87 - Due Diligence Vendor-07/15/2021
																							Ready for Review-Document Uploaded. RCE provided reflecting adequate HOI coverage of 241,077.87, and uploaded. - Seller-08/03/2021	Resolved-LOE from insurance provider stating RCE is between 233461-248694 so average of 241,000 used. - Due Diligence Vendor-08/04/2021 Resolved- - Due Diligence Vendor-08/04/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$249,750.00	FL	Investment	Purchase	NA
494426636			D	A	C	A	D	A	A	A	Closed	FCOM1231	2021-07-14 16:00	2021-08-02 14:02	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. Please see the attached initial 1003 - Seller-07/28/2021 Open-The Initial 1003 is Missing - Due Diligence Vendor-07/14/2021	Ready for Review-Document Uploaded. Please see the attached initial 1003 - Seller-07/28/2021	Resolved-The Initial 1003 is Present - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$249,750.00	FL	Investment	Purchase	NA
494422880			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-15 16:24	2021-07-28 15:43	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/15/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$478,125.00	OR	Investment	Purchase	NA
494423054			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-07-15 16:57	2021-07-28 17:59	Resolved	3 - Material	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Prior to funding date. - Due Diligence Vendor-07/28/2021 Open- - Due Diligence Vendor-07/28/2021 Ready for Review-Disagree - This is an escrow state. In the state of CA the transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 06/XX/2021 and the HOI effective date is 05/XX/2021 prior to the completion date of the transaction. - Seller-07/27/2021 Open-Hazard Insurance Effective Date of 05-XX-2021 is after the Disbursement Date of 05-XX-2021 - Due Diligence Vendor-07/15/2021	Ready for Review-Disagree - This is an escrow state. In the state of CA the transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 06/xx/2021 and the HOI effective date is 05/xx/2021 prior to the completion date of the transaction. - Seller-07/27/2021	Resolved-Prior to funding date. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$820,000.00	CA	Investment	Purchase	NA
494423054			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-15 16:57	2021-07-28 17:56	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $495000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $446546.24 - Due Diligence Vendor-07/28/2021

Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $495000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of UNKNOWN. RCE not provided - Due Diligence Vendor-07/15/2021
																							Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/28/2021	Resolved-Hazard Insurance Coverage Amount of $495000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $446546.24 - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$820,000.00	CA	Investment	Purchase	NA
494415831			D	A	C	A	A	A	D	A	Closed	FCRE1336	2021-07-16 17:03	2021-08-04 21:58	Resolved	1 - Information	C	A	Credit	Missing Doc - Income	Borrower 1 Award Letter Missing	Resolved-Borrower 1 Award Letter Resolved - Due Diligence Vendor-08/04/2021 Ready for Review-Document Uploaded. Please see the attached award letter. - Seller-08/04/2021 Acknowledged-Borrower 1 Award Letter Missing. Amount listed in final 1003 however Award letter is not in document. - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. Please see the attached award letter. - Seller-08/04/2021	Resolved-Borrower 1 Award Letter Resolved - Due Diligence Vendor-08/04/2021 Acknowledged-Borrower 1 Award Letter Missing. Amount listed in final 1003 however Award letter is not in document. - Due Diligence Vendor-07/16/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$600,000.00	CA	Investment	Purchase	NA
494415831			D	A	C	A	A	A	D	A	Closed	FCRE6854	2021-07-01 13:44	2021-08-03 18:52	Resolved	3 - Material	C	A	Credit	Title	Title reports unpaid liens	Resolved-Seller CD provided reflecting payment of taxes. - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. Please see the seller CD which reflects that the lien for delinquent taxes have been paid and the payoff of 2nd Mortgage. - Seller-08/02/2021 Open-Prelim Reports has 3 Tax liens for fiscal years: 2011-2012 (2 tax liens), 2016-2017. Additionally, The taxes for fiscal year 2018-2019 are declared tax defaulted for non-payment. There are 2 - Notice of Building Code Violations present. - Due Diligence Vendor-07/01/2021	Ready for Review-Document Uploaded. Please see the seller CD which reflects that the lien for delinquent taxes have been paid and the payoff of 2nd Mortgage. - Seller-08/02/2021	Resolved-Seller CD provided reflecting payment of taxes. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$600,000.00	CA	Investment	Purchase	NA
494415831			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-07-29 03:00	2021-07-29 16:24	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$600,000.00	CA	Investment	Purchase	NA
494416231			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-17 17:42	2021-07-27 21:20	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/17/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$139,500.00	MN	Investment	Purchase	NA
494420451			D	B	D	A	A	A	C	B	Closed	FCRE7497	2021-07-15 15:34	2021-07-27 12:54	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documentation of PITIA provided. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. Please see attached CD from purchase showing $226/mo HOA dues and "Community Information" sheet from HOA also indicating $226.58/mo total dues. - Seller-07/24/2021 Open-Missing verification of HOA fees for XXX to support mortgage payment in qualifying DTI used at origination. - Due Diligence Vendor-07/15/2021	Ready for Review-Document Uploaded. Please see attached CD from purchase showing $226/mo HOA dues and "Community Information" sheet from HOA also indicating $226.58/mo total dues. - Seller-07/24/2021	Resolved-Documentation of PITIA provided. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,000.00	MD	Investment	Refinance	Rate and Term
494420451			D	B	D	A	A	A	C	B	Closed	FVAL1628	2021-07-22 18:19	2021-07-26 20:36	Resolved	3 - Material	C	A	Property	Property Issue	No HOA fees on appraisal and property identified as a PUD	Resolved-HOA fees totaling $79.95 per month for subject property provided. - Due Diligence Vendor-07/26/2021 Ready for Review-Document Uploaded. Please see attached payment history for subject HOA dues, dues are $79.95/mo. - Seller-07/24/2021 Open-Unable to determine subject property's HOA fee. Property is considered a PUD. (Missing Appraisal) - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Please see attached payment history for subject HOA dues, dues are $79.95/mo. - Seller-07/24/2021	Resolved-HOA fees totaling $79.95 per month for subject property provided. - Due Diligence Vendor-07/26/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,000.00	MD	Investment	Refinance	Rate and Term
494420451			D	B	D	A	A	A	C	B	Closed	FCRE1201	2021-07-16 18:12	2021-07-26 20:32	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third party fraud report showing no alerts provided. - Due Diligence Vendor-07/26/2021 Ready for Review-Document Uploaded. Fraud Report has been uploaded. - Seller-07/25/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-07/22/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. Fraud Report has been uploaded. - Seller-07/25/2021	Resolved-Third party fraud report showing no alerts provided. - Due Diligence Vendor-07/26/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,000.00	MD	Investment	Refinance	Rate and Term
494420451			D	B	D	A	A	A	C	B	Closed	FPRO1498	2021-07-24 03:39	2021-07-24 03:39	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-07/24/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-07/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,000.00	MD	Investment	Refinance	Rate and Term
494407232			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-24 03:28	2021-07-27 21:17	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$327,375.00	CA	Investment	Purchase	NA
494408277			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$220,800.00	FL	Investment	Purchase	NA
494394775			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-16 14:57	2021-07-27 21:15	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-07/16/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,923.00	TX	Investment	Purchase	NA
494403846			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$263,100.00	TX	Investment	Refinance	Rate and Term
494392368			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-26 21:30	2021-07-27 21:11	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,750.00	NJ	Investment	Purchase	NA
494390767			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-06-30 18:36	2021-07-27 01:03	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-07/27/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-06/30/2021		Acknowledged-Subject loan closed with an approved appraisal waiver-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$82,882.00	SC	Investment	Refinance	Rate and Term
494395568			D	A	D	A	A	A	A	A	Closed	FCRE1258	2021-07-16 00:17	2021-07-29 01:27	Resolved	3 - Material	D	A	Credit	Missing Doc - Approval Info	Collateral Underwriter Missing	Resolved-Collateral Underwriter Provided or Not Applicable - Due Diligence Vendor-07/29/2021 Open-Collateral Underwriter Missing - Due Diligence Vendor-07/16/2021		Resolved-Collateral Underwriter Provided or Not Applicable - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$136,000.00	TX	Investment	Refinance	Rate and Term
494395035			D	A	D	A	A	A	A	A	Closed	FCRE1145	2021-06-30 13:35	2021-08-03 14:54	Resolved	3 - Material	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. Please see the attached title commitment. - Seller-08/02/2021 Open-Title commitment not found in file - Due Diligence Vendor-06/30/2021	Ready for Review-Document Uploaded. Please see the attached title commitment. - Seller-08/02/2021	Resolved-Title Document is fully Present - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,000.00	MD	Investment	Refinance	Cash Out - Other
494387901			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$139,500.00	IL	Investment	Purchase	NA
494440435			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-07-28 00:59	2021-07-28 15:50	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Third party valuation report required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$310,000.00	DC	Investment	Refinance	Cash Out - Other
494440435			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-07-28 00:59	2021-07-28 01:00	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-07/28/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$310,000.00	DC	Investment	Refinance	Cash Out - Other
494404881			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-16 21:41	2021-07-29 18:42	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/16/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	TX	Investment	Purchase	NA
494424625			D	A	D	A	A	A	A	A	Closed	FCRE1316	2021-07-15 18:55	2021-07-29 20:08	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. Disagree: Please see the attached WVOE completed on 5/4/2021 which states that the borrower is currently employed at the time the loan closed 5/xx/2021. - Seller-07/29/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/15/2021	Ready for Review-Document Uploaded. Disagree: Please see the attached WVOE completed on 5/4/2021 which states that the borrower is currently employed at the time the loan closed 5/xx/2021. - Seller-07/29/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$77,600.00	SC	Investment	Purchase	NA
494387047			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$217,500.00	NV	Investment	Purchase	NA
494405734			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-16 14:14	2021-07-28 17:37	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $340000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $243100 - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Attached RCE and latest DEC Page - Seller-07/27/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $340000 is less than all Subject Lien. RCE not provided - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. Attached RCE and latest DEC Page - Seller-07/27/2021	Resolved-Hazard Insurance Coverage Amount of $340000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $243100 - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$311,250.00	UT	Investment	Purchase	NA
494424454			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-07-22 14:39	2021-07-24 03:47	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/24/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$535,000.00	CA	Investment	Refinance	Cash Out - Other
494391077			D	B	D	A	D	B	C	A	Closed	FCRE7497	2021-07-23 14:03	2021-07-30 18:56	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of primary residence free and clear provided. - Due Diligence Vendor-07/30/2021 Ready for Review-Document Uploaded. The XXX mortgage payment against the primary residence at XXX was paid in full with the refinance of XXX. The CD is attached for that refinance reflecting the payoff. Therefore, the primary is owned free and clear and there is no P&I payment. - Seller-07/28/2021 Open-Missing verification of borrower's primary P&I payment. - Due Diligence Vendor-07/24/2021	Ready for Review-Document Uploaded. The XXX mortgage payment against the primary residence at xxx was paid in full with the refinance of xxx. The CD is attached for that refinance reflecting the payoff. Therefore, the primary is owned free and clear and there is no P&I payment. - Seller-07/28/2021	Resolved-Verification of primary residence free and clear provided. - Due Diligence Vendor-07/30/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$483,000.00	MA	Investment	Refinance	Cash Out - Other
494391077			D	B	D	A	D	B	C	A	Closed	FPRO5405	2021-07-24 03:34	2021-07-30 18:54	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/30/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/24/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$483,000.00	MA	Investment	Refinance	Cash Out - Other
494391077			D	B	D	A	D	B	C	A	Closed	FCRE1180	2021-07-19 14:33	2021-07-28 16:31	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	HO-6 Insurance Policy is Missing	Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Disagree - Master Cert has "All In/Walls In" so no H06 is needed. - Seller-07/27/2021 Open-HO-6 Insurance Policy is Missing - Due Diligence Vendor-07/19/2021	Ready for Review-Document Uploaded. Disagree - Master Cert has "All In/Walls In" so no H06 is needed. - Seller-07/27/2021	Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$483,000.00	MA	Investment	Refinance	Cash Out - Other
494391077			D	B	D	A	D	B	C	A	Closed	FCOM8844	2021-07-22 15:07	2021-07-24 03:35	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/24/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$483,000.00	MA	Investment	Refinance	Cash Out - Other
494419062			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-19 16:14	2021-07-27 21:05	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$132,000.00	KS	Investment	Purchase	NA
494431536			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-16 15:50	2021-07-29 15:43	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.3) - Due Diligence Vendor-07/16/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$111,750.00	TX	Investment	Purchase	NA
494410018			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,500.00	MD	Investment	Purchase	NA
494418660			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-07-28 21:24	2021-08-02 13:15	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of insurance provided - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Please see the attached hazard insurance for XXX - Seller-07/29/2021 Open-Missing hazard insurance for XXX - Due Diligence Vendor-07/29/2021	Ready for Review-Document Uploaded. Please see the attached hazard insurance for xxx - Seller-07/29/2021	Resolved-Verification of insurance provided - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$637,500.00	CA	Investment	Purchase	NA
494418660			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-07-16 18:33	2021-08-02 13:14	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.6) - Due Diligence Vendor-08/02/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6) - Due Diligence Vendor-07/16/2021		Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.6) - Due Diligence Vendor-08/02/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$637,500.00	CA	Investment	Purchase	NA
494420962			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$92,250.00	IN	Investment	Purchase	NA
494398354			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-27 01:08	2021-07-28 16:06	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$476,000.00	NY	Investment	Refinance	Rate and Term
494405932			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-16 17:51	2021-07-28 17:11	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $350000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $229000 - Due Diligence Vendor-07/28/2021

Ready for Review-Document Uploaded. Attached is RCE and Latest Dec Page - Seller-07/27/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $280000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/16/2021
																							Ready for Review-Document Uploaded. Attached is RCE and Latest Dec Page - Seller-07/27/2021	Resolved-Hazard Insurance Coverage Amount of $350000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $229000 - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$396,000.00	TX	Investment	Purchase	NA
494398663			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$245,500.00	CA	Investment	Refinance	Rate and Term
494414985			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$292,500.00	TX	Investment	Purchase	NA
494447414			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-07-16 17:35	2021-08-01 15:23	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3) - Due Diligence Vendor-08/01/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/16/2021		Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3) - Due Diligence Vendor-08/01/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$383,600.00	ID	Investment	Purchase	NA
494447414			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-07-22 22:53	2021-08-01 15:23	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 42.41% is less than or equal to AUS DTI of 42.41%  - Due Diligence Vendor-08/01/2021

Resolved-Final CD on refinance of primary residence provided. - Due Diligence Vendor-07/28/2021

Ready for Review-Document Uploaded. Disagree with finding: Primary residence was refinanced on January 2021. Please see closing disclosure showing a monthly payment including taxes and insurance in the amount of $1848.92 - Seller-07/27/2021

Open-Audited DTI is 45.31%, AUS approved with 41.93%. Variance is due to borrower's primary housing expenses. Per documentation in the file, PITI payment is $2,596.50 vs $2,266.92 used by lender. - Due Diligence Vendor-07/25/2021
																							Ready for Review-Document Uploaded. Disagree with finding: Primary residence was refinanced on January 2021. Please see closing disclosure showing a monthly payment including taxes and insurance in the amount of $1848.92 - Seller-07/27/2021	Resolved-Audited DTI of 42.41% is less than or equal to AUS DTI of 42.41% - Due Diligence Vendor-08/01/2021 Resolved-Final CD on refinance of primary residence provided. - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$383,600.00	ID	Investment	Purchase	NA
494397667			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$542,500.00	NJ	Investment	Refinance	Cash Out - Other
494449625			D	A	A	A	D	A	A	A	Closed	FCOM1544	2021-07-16 18:04	2021-08-03 16:09	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-CD provided. - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. This is an escrow state where the file does not contain a Final CD, however it does contain a PCCD and I have also provided the Settlement Statement to show how the loan disbursed. Escrow states do not produce Final Signed CDs. See attached Final Disbursed CD and Final Settlement Statement. - Seller-08/02/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. This is an escrow state where the file does not contain a Final CD, however it does contain a PCCD and I have also provided the Settlement Statement to show how the loan disbursed. Escrow states do not produce Final Signed CDs. See attached Final Disbursed CD and Final Settlement Statement. - Seller-08/02/2021	Resolved-CD provided. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$380,000.00	CA	Investment	Purchase	NA
494389919			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-23 00:13	2021-07-27 13:12	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-A copy of the property report showing the lien release and no new lien provided. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. The XXX Report and credit report document the XXX mortgage against XXX was paid in full. The release was recorded 10/XX/20. A copy of the applicable pages of those documents has been uploaded along with a copy of the Note to tie the loan number and the property address. - Seller-07/25/2021
Open-Missing verification of P&I payment on rental XXX, there is no mortgage, however, the insurance policy shows the lien holder is XXX.   - Due Diligence Vendor-07/23/2021
																							Ready for Review-Document Uploaded. The xxx Property Report and credit report document the xxx mortgage against xxx was paid in full. The release was recorded 10/xx/20. A copy of the applicable pages of those documents has been uploaded along with a copy of the Note to tie the loan number and the property address. - Seller-07/25/2021	Resolved-A copy of the property report showing the lien release and no new lien provided. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$237,000.00	CA	Investment	Purchase	NA
494397383			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-26 14:53	2021-07-29 20:42	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/29/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/26/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/29/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$312,225.00	CA	Investment	Purchase	NA
494424410			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-24 03:29	2021-07-27 20:59	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,000.00	MO	Investment	Purchase	NA
494423837			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$228,000.00	WA	Investment	Purchase	NA
494436618			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-24 03:33	2021-07-27 20:08	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$360,000.00	TX	Investment	Purchase	NA
494436618			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-07-15 15:03	2021-07-27 13:20	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Credit report shows paid in 2015 and Schedule E shows no mortgage interest paid. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. It appears the HOI policy was not updated when the XXX mortgage was paid in full. The credit report shows that XXX mortgage was paid in full in 2015 and the 2020 Schedule E does not list a mortgage interest expense for XXX. The applicable pages of the credit report and tax return have been uploaded along with a XXX report confirming the XXX mortgage on the credit report was against XXX. - Seller-07/25/2021
Open-Missing P&I for XXX, its free/clear however insurance policy reflects the lien holder as XXX. - Due Diligence Vendor-07/23/2021
																							Ready for Review-Document Uploaded. It appears the HOI policy was not updated when the xxx mortgage was paid in full. The credit report shows that xxx mortgage was paid in full in 2015 and the 2020 Schedule E does not list a mortgage interest expense for xxx. The applicable pages of the credit report and tax return have been uploaded along with a xxx report confirming the xxx mortgage on the credit report was against xxx. - Seller-07/25/2021	Resolved-Credit report shows paid in 2015 and Schedule E shows no mortgage interest paid. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$360,000.00	TX	Investment	Purchase	NA
494395182			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-07-20 00:53	2021-07-28 16:12	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$401,250.00	CA	Investment	Refinance	Rate and Term
494395182			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-07-19 23:56	2021-07-28 14:09	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $276500 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $276500 - Due Diligence Vendor-07/28/2021

Ready for Review-Document Uploaded. Replacement cost estimator in file.  Provided document for review.  - Seller-07/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $276500 is less than Subject Lien and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $401250 - Due Diligence Vendor-07/27/2021
																							Ready for Review-Document Uploaded. Replacement cost estimator in file. Provided document for review. - Seller-07/28/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $276500 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $276500 - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$401,250.00	CA	Investment	Refinance	Rate and Term
494451714			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$665,000.00	CA	Investment	Refinance	Rate and Term
494394853			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-07-27 14:39	2021-08-01 14:25	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 36.62% is less than or equal to AUS DTI of 37.04%  - Due Diligence Vendor-08/01/2021
Ready for Review-Document Uploaded. Disagree:  Please see the attached LOE which states that the property XXX does not have HOA dues.   Including the Timeshare fee of $377.00 changes the DTI to 39.85% which is within the 3% Tolerance of 37.04%.  AUS is not required to be resubmitted - Seller-07/29/2021
Open-Audited DTI of 41.11% exceeds AUS DTI of 37.04%  Variance is due to debts included, appears to be in the borrower's primary housing expense and HOA payment from their timeshare not included.  - Due Diligence Vendor-07/27/2021
Open-Audited DTI of 41.41% exceeds AUS DTI of 37.04%  - Due Diligence Vendor-07/27/2021
																							Ready for Review-Document Uploaded. Disagree: Please see the attached LOE which states that the property xxx does not have HOA dues. Including the Timeshare fee of $377.00 changes the DTI to 39.85% which is within the 3% Tolerance of 37.04%. AUS is not required to be resubmitted - Seller-07/29/2021	Resolved-Audited DTI of 36.62% is less than or equal to AUS DTI of 37.04% - Due Diligence Vendor-08/01/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$210,000.00	TN	Investment	Purchase	NA
494394924			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-27 03:13	2021-08-03 17:19	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. Please see the attached P&I, Taxes and insurance. - Seller-08/02/2021 Open-Missing verification of P&I and tax payment on XXX. - Due Diligence Vendor-07/27/2021 Open-Borrower 1 Tax Returns Not Signed Missing verification of P&I and tax payment for XXX - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. Please see the attached P&I, Taxes and insurance. - Seller-08/02/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$140,000.00	AL	Investment	Purchase	NA
494394924			D	A	D	A	A	A	A	A	Closed	FCRE1319	2021-07-27 02:19	2021-08-03 17:17	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Personal Tax Returns Missing
Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-08/03/2021
Ready for Review-Document Uploaded. Please see the updated AUS as the income was labeled incorrectly in the AUS.  The income should have been labeled as "Other Income".  The $1500 is a distribution from the XXX account.  Please see the attached quarterly statement showing distribution on 1/29, 2/26 & 3/31 as well as evidence of 3 year continuance. - Seller-08/02/2021
Open-Borrower 1 Personal Tax Returns Missing - Due Diligence Vendor-07/27/2021
Open-Borrower 1 Personal Tax Returns Missing Dividends and interest were used to qualify, most recent two years tax returns required per DU findings.  - Due Diligence Vendor-07/27/2021
																							Ready for Review-Document Uploaded. Please see the updated AUS as the income was labeled incorrectly in the AUS. The income should have been labeled as "Other Income". The $1500 is a distribution from the xxx account. Please see the attached quarterly statement showing distribution on 1/29, 2/26 & 3/31 as well as evidence of 3 year continuance. - Seller-08/02/2021	Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$140,000.00	AL	Investment	Purchase	NA
494394924			D	A	D	A	A	A	A	A	Closed	FCRE1764	2021-07-27 03:01	2021-08-02 12:49	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-VOM provided and includes escrows. - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Disagree: Please see the attached Mortgage statement for XXX which includes the taxes and insurance . The mortgage debt is listed on the credit report. - Seller-07/29/2021 Open-For XXX. - Due Diligence Vendor-07/27/2021 Open-Borrower 1 Tax Returns Not Signed Borrower's primary mortgage isn't reporting on credit. Unable to verify mortgage rating and payment. In addition, missing verification of property tax payment for their primary residence. - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. Disagree: Please see the attached Mortgage statement for xxx which includes the taxes and insurance . The mortgage debt is listed on the credit report. - Seller-07/29/2021	Resolved-VOM provided and includes escrows. - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$140,000.00	AL	Investment	Purchase	NA
494422911			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,600.00	UT	Investment	Purchase	NA
494429539			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-18 22:11	2021-07-29 16:30	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$288,461.00	FL	Investment	Refinance	Rate and Term
494431034			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-18 00:46	2021-07-28 16:15	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-07/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$125,200.00	TX	Investment	Refinance	Cash Out - Other
494430556			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-20 01:40	2021-07-28 16:20	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$543,750.00	RI	Investment	Purchase	NA
494395116			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-22 00:14	2021-07-28 16:54	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$428,000.00	MA	Investment	Refinance	Rate and Term
494414833			D	A	D	A	A	A	A	A	Closed	FCRE7347	2021-07-28 00:04	2021-08-03 17:41	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Lease Agreement
Resolved-New AUS provided with full subject loss on investment property.  - Due Diligence Vendor-08/03/2021
Ready for Review-Document Uploaded. There is no lease agreement or form 1007. Rental income for the subject property was not intended to be used for qualifying. AUS Findings have been updated to reflect the full PITIA payment for the subject property being included in qualifying debts/ratios and revised rental income calculations for other properties.
Monthly qualifying income was understated at $3,591.66 per month. Based on revised calculations, monthly qualifying income is $4,523.44. Rental income for the XXX property is $252.05 per month based on 12-month average from 2020 tax return. Rental worksheet reflected a 24-month history, yet it was only rented out for 50 days due to property was acquired late in 2019. Rental income for the XXX property is $507.55 based on 11-month average from 2020 tax return. Rental worksheet reflected a 12-month history, yet it was only rented for 330 days due to property was acquired in 2020. Rental income for the XXX property is $865.53 per month based on 6-month average from 2020 tax return. Rental worksheet reflected a 12-month history, yet it was only rented out for 180 days due to property was acquired mid-year in 2020. Rental income for XXX was overstated and did not take 25% vacancy factor into consideration. The positive cash flow from XXX is $1,759.53 per month using 75% of leases.
Total debts calculate to $1,949.15 based on primary housing payment for XXX property of $497.08, full payment on subject property of $1,227.48, $25 XXX revolving account ending in #XXX on credit report, and $199.59 for property taxes on theXXX property, even though borrower has yet to acquire legal ownership of the property. XXX credit card ending in #XXX on credit report does not need to be included in monthly qualifying debt as the balance was paid in full on 6/XX/2021 per documentation in the file.
Based on revised total income of $4,523.44 and monthly debts of $1,949.15, the DTI ratio increases to 43.09%. AUS updated and accept/eligible response retained.
 - Seller-08/02/2021
Open-For the subject property. Appraisal does not include the market rent. Unable to determine the rent lender used to qualify.  - Due Diligence Vendor-07/28/2021

Ready for Review-Document Uploaded. There is no lease agreement or form 1007. Rental income for the subject property was not intended to be used for qualifying. AUS Findings have been updated to reflect the full PITIA payment for the subject property being included in qualifying debts/ratios and revised rental income calculations for other properties.
Monthly qualifying income was understated at $3,591.66 per month. Based on revised calculations, monthly qualifying income is $4,523.44. Rental income for the xxx property is $252.05 per month based on 12-month average from 2020 tax return. Rental worksheet reflected a 24-month history, yet it was only rented out for 50 days due to property was acquired late in 2019. Rental income for the xxx property is $507.55 based on 11-month average from 2020 tax return. Rental worksheet reflected a 12-month history, yet it was only rented for 330 days due to property was acquired in 2020. Rental income for the xxx property is $865.53 per month based on 6-month average from 2020 tax return. Rental worksheet reflected a 12-month history, yet it was only rented out for 180 days due to property was acquired mid-year in 2020. Rental income for xxx was overstated and did not take 25% vacancy factor into consideration. The positive cash flow from xxx is $1,759.53 per month using 75% of leases.
Total debts calculate to $1,949.15 based on primary housing payment for xxx property of $497.08, full payment on subject property of $1,227.48, $25 xxx revolving account ending in #xxx on credit report, and $199.59 for property taxes on the xxx property, even though borrower has yet to acquire legal ownership of the property. xxx credit card ending in #xxx on credit report does not need to be included in monthly qualifying debt as the balance was paid in full on 6/xx/2021 per documentation in the file.
Based on revised total income of $4,523.44 and monthly debts of $1,949.15, the DTI ratio increases to 43.09%. AUS updated and accept/eligible response retained.
 - Seller-08/02/2021

																								Resolved-New AUS provided with full subject loss on investment property. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$212,000.00	GA	Investment	Purchase	NA
494414833			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-16 16:30	2021-08-03 17:41	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Verification of PITIA provided.  - Due Diligence Vendor-08/03/2021

Ready for Review-Document Uploaded. 8/2: See attached documentation from the file verifying taxes and insurance were escrowed for the REO properties secured by mortgages, and thus already included and accounted for in the payment. Documentation from the file confirming HOA dues for the properties with HOA fees is attached and borrower LOX indicates which properties do not have HOA dues. The primary residence on Weathervane is owned free and clear and verification of the taxes, insurance and HOA dues was in the file and also attached. - Seller-08/02/2021

Open-Missing documentation for non subject properties. - Due Diligence Vendor-07/28/2021
																							Ready for Review-Document Uploaded. 8/2: See attached documentation from the file verifying taxes and insurance were escrowed for the REO properties secured by mortgages, and thus already included and accounted for in the payment. Documentation from the file confirming HOA dues for the properties with HOA fees is attached and borrower LOX indicates which properties do not have HOA dues. The primary residence on xxx is owned free and clear and verification of the taxes, insurance and HOA dues was in the file and also attached. - Seller-08/02/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$212,000.00	GA	Investment	Purchase	NA
494669921			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-26 21:45	2021-07-27 20:56	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-null - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$217,200.00	MO	Investment	Refinance	Rate and Term
494407343			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,000.00	TX	Investment	Purchase	NA
494395053			D	B	A	A	D	B	D	A	Closed	FPRO1244	2021-07-28 01:06	2021-07-28 16:58	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$140,000.00	OH	Investment	Refinance	Cash Out - Other
494395053			D	B	A	A	D	B	D	A	Closed	FCOM8844	2021-07-19 13:27	2021-07-28 01:07	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-07/28/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$140,000.00	OH	Investment	Refinance	Cash Out - Other
494418812			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-16 16:30	2021-07-27 20:53	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/16/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$348,750.00	MA	Investment	Purchase	NA
494404214			D	B	D	A	A	A	C	B	Closed	FVAL1628	2021-07-28 20:39	2021-08-04 14:53	Acknowledged	2 - Non-Material	C	B	Property	Property Issue	No HOA fees on appraisal and property identified as a PUD	Acknowledged-HOA fee provided and added to PITIA. Client agrees with finding. - Due Diligence Vendor-08/04/2021 Ready for Review-8/4: Agree with observation however this would not have any impact on the value of salability of the loan. The subject appears to have an HOA with an HOA fee of $35.00 per month. The amount is de minimis and was included in monthly payment - Seller-08/04/2021 Open-The appraisal does not document the subject property is a PUD, however the security instrument documents a PUD Rider was attached. - Due Diligence Vendor-07/28/2021	Ready for Review-8/4: Agree with observation however this would not have any impact on the value of salability of the loan. The subject appears to have an HOA with an HOA fee of $35.00 per month. The amount is de minimis and was included in monthly payment - Seller-08/04/2021	Acknowledged-HOA fee provided and added to PITIA. Client agrees with finding. - Due Diligence Vendor-08/04/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$203,200.00	TX	Investment	Refinance	Rate and Term
494404214			D	B	D	A	A	A	C	B	Closed	FCRE1964	2021-07-16 16:09	2021-08-03 18:23	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Documents provided to verify PITIA along with payment history. - Due Diligence Vendor-08/03/2021
Ready for Review-Document Uploaded. 8/2: The mortgage statement for the property at XXX reflects it is in the borrower’s ex-spouse’s name. The property was deeded from the ex-spouse to the borrower in 2009 as documented in the file with a copy of the deed. A satisfactory mortgage payment history for the most recent 12 months was included with the mortgage statement confirming payments being made timely. Credit report and XXX report include public record search and reveal no bankruptcy for borrower. - Seller-08/02/2021
Open-Mortgage statement for property on XXX indicates the dwelling is in bankruptcy and payment is optional.  This was not addressed by lender to determine additional risk factors. - Due Diligence Vendor-07/16/2021
																							Ready for Review-Document Uploaded. 8/2: The mortgage statement for the property at xxx reflects it is in the borrower’s ex-spouse’s name. The property was deeded from the ex-spouse to the borrower in 2009 as documented in the file with a copy of the deed. A satisfactory mortgage payment history for the most recent 12 months was included with the mortgage statement confirming payments being made timely. Credit report and xxx report include public record search and reveal no bankruptcy for borrower. - Seller-08/02/2021	Resolved-Documents provided to verify PITIA along with payment history. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$203,200.00	TX	Investment	Refinance	Rate and Term
494404214			D	B	D	A	A	A	C	B	Closed	FPRO5405	2021-07-29 02:40	2021-07-29 17:11	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$203,200.00	TX	Investment	Refinance	Rate and Term
494389238			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-28 20:12	2021-07-29 17:20	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$156,300.00	AL	Investment	Purchase	NA
494413285			D	B	C	A	D	B	A	A	Closed	FCRE1148	2021-07-01 19:51	2021-07-30 21:46	Resolved	3 - Material	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Final title provided. - Due Diligence Vendor-07/30/2021 Resolved-Title Coverage Amount of $200000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/30/2021 Ready for Review-Document Uploaded. Title Insurance Policy reflecting adequate coverage was located in the file, and provided. - Seller-07/29/2021 Open-Title Coverage Amount of $0 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/01/2021	Ready for Review-Document Uploaded. Title Insurance Policy reflecting adequate coverage was located in the file, and provided. - Seller-07/29/2021	Resolved-Final title provided. - Due Diligence Vendor-07/30/2021 Resolved-Title Coverage Amount of $200000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/30/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	CA	Investment	Refinance	Cash Out - Other
494413285			D	B	C	A	D	B	A	A	Closed	FCOM8844	2021-07-23 23:21	2021-07-28 20:17	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021 Open-Document Uploaded. Hazard Policy CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	CA	Investment	Refinance	Cash Out - Other
494394824			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,125.00	OH	Investment	Purchase	NA
494402384			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$187,800.00	NC	Investment	Purchase	NA
494397577			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$75,500.00	AZ	Investment	Purchase	NA
494444723			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-18 18:33	2021-07-28 17:04	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$305,175.00	ID	Investment	Purchase	NA
494420195			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-07-24 22:22	2021-07-27 20:51	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Open-Third party valuation product required. - Due Diligence Vendor-08/05/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"QM: GSE Temporary QM - RP"	"QM: Rebuttable Presumption (RP)"	$260,000.00	MA	Investment	Refinance	Cash Out - Other
494420195			D	B	A	A	B	B	D	A	Closed	finding-3430	2021-07-21 16:13	2021-07-27 16:50	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-Based on excessive APR, loan qualifies as QM Temp: Rebuttable Presumption. Client Agrees - Non Material exception - Due Diligence Vendor-08/05/2021

Ready for Review-Agree - Non Material exception - Seller-07/26/2021

Open-Based on excessive APR, loan qualifies as QM Temp: Rebuttable Presumption. - Due Diligence Vendor-07/24/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.684%. The APR threshold to qualify for a safe harbor is 4.520%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-07/21/2021
																							Ready for Review-Agree - Non Material exception - Seller-07/26/2021	Acknowledged-Based on excessive APR, loan qualifies as QM Temp: Rebuttable Presumption. Client Agrees - Non Material exception - Due Diligence Vendor-08/05/2021				"QM: GSE Temporary QM - RP"	"QM: Rebuttable Presumption (RP)"	$260,000.00	MA	Investment	Refinance	Cash Out - Other
494420195			D	B	A	A	B	B	D	A	Closed	FCOM7646	2021-07-24 22:38	2021-07-24 22:39	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – PR was validated as true. - Due Diligence Vendor-07/24/2021 Open-Originator QM Designation Of QM: GSE Temporary QM - RP Differs From Final QM Status Of QM: Rebuttable Presumption (RP) - Due Diligence Vendor-07/24/2021 Open-Final QM Status Of QM: Rebuttable Presumption (RP): FInal CD shows direct pay off of borrower's personal credit account in the amount of $6K. - Due Diligence Vendor-07/24/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – PR was validated as true. - Due Diligence Vendor-07/24/2021				"QM: GSE Temporary QM - RP"	"QM: Rebuttable Presumption (RP)"	$260,000.00	MA	Investment	Refinance	Cash Out - Other
494396594			C	A	C	A	A	A	A	A	Closed	FCRE1191	2021-07-17 20:59	2021-08-02 18:18	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Audited Reserves of 46189.97 are greater than or equal to AUS Required Reserves of 44415.71 - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Additional assets in two Fidelity accounts have been uploaded - March and April statements for each. - Seller-08/02/2021 Open-Audited Reserves of 36816.07 are less than AUS Required Reserves of 44415.71 - Due Diligence Vendor-07/17/2021	Ready for Review-Document Uploaded. Additional assets in two xxx accounts have been uploaded - March and April statements for each. - Seller-08/02/2021	Resolved-Audited Reserves of 46189.97 are greater than or equal to AUS Required Reserves of 44415.71 - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$326,250.00	UT	Investment	Purchase	NA
494396594			C	A	C	A	A	A	A	A	Closed	FCRE1455	2021-07-22 16:27	2021-08-02 18:18	Resolved	3 - Material	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Disagree. The loan file contains four months of XXX bank statements for account #XXX. The statements are through the following dates: 1/21/21. 2/18/21, 3/17/21 and 4/19/21. - Seller-07/25/2021 Open-Asset 1 Less Than 2 Months Verified (XXX) - Due Diligence Vendor-07/24/2021	Ready for Review-Document Uploaded. Disagree. The loan file contains four months of xxx bank statements for account #xxx. The statements are through the following dates: 1/21/21. 2/18/21, 3/17/21 and 4/19/21. - Seller-07/25/2021	Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$326,250.00	UT	Investment	Purchase	NA
494599273			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-07-25 23:38	2021-07-27 19:56	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/25/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,000.00	CA	Investment	Refinance	Cash Out - Other
494599273			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-07-23 23:24	2021-07-25 23:35	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/25/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,000.00	CA	Investment	Refinance	Cash Out - Other
494393168			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-24 22:49	2021-07-27 19:51	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$320,000.00	UT	Investment	Refinance	Rate and Term
494393168			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-23 14:39	2021-07-24 22:49	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is ) - Due Diligence Vendor-07/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-07/23/2021		Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is ) - Due Diligence Vendor-07/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$320,000.00	UT	Investment	Refinance	Rate and Term
494415650			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-07-16 14:14	2021-07-30 19:38	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Verification of PITIA provided. - Due Diligence Vendor-07/30/2021 Ready for Review-Document Uploaded. Please see attached mortgage statement for property lcoated at XXX. Other rental properties are reported on Credit report. Taxes and insurance were reported in 1040 on schedule E. Please see attachments. - Seller-07/28/2021 Open-Mortgage statements for all rental REO were not provided to document PITI. - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. Please see attached mortgage statement for property lcoated at xxx. Other rental properties are reported on Credit report. Taxes and insurance were reported in 1040 on schedule E. Please see attachments. - Seller-07/28/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-07/30/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,375.00	TN	Investment	Refinance	Cash Out - Other
494415650			D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-07-26 15:26	2021-07-30 19:38	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Audited DTI of 37.38% is less than or equal to AUS DTI of 42.51% - Due Diligence Vendor-07/30/2021 Ready for Review-Document Uploaded. Please see attached W2 and mortgage statement, in addition to schedule E - Seller-07/30/2021 Open-Audited DTI of 52.35% exceeds AUS DTI of 42.51%. Pending mortgage statements and verification of W2 wages. - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. Please see attached W2 and mortgage statement, in addition to schedule E - Seller-07/30/2021	Resolved-Audited DTI of 37.38% is less than or equal to AUS DTI of 42.51% - Due Diligence Vendor-07/30/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,375.00	TN	Investment	Refinance	Cash Out - Other
494391169			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-07-16 16:40	2021-07-28 17:32	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Mortgage statements provided for REO's. - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Please see attachments. Mortgage statements were located in the file - Seller-07/27/2021 Open-Missing mortgage stmts for all REOs. - Due Diligence Vendor-07/25/2021	Ready for Review-Document Uploaded. Please see attachments. Mortgage statements were located in the file - Seller-07/27/2021	Resolved-Mortgage statements provided for REO's. - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$480,000.00	CA	Investment	Purchase	NA
494391169			D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-07-25 23:58	2021-07-28 17:31	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 47.38% is less than or equal to AUS DTI of 48%  - Due Diligence Vendor-07/28/2021
Ready for Review-Document Uploaded. Disagree:
Primary residence PITI = $3,325

Investment property located at XXX PITI = $2,869.25, property rental income cash flow = -$485.73. Please see attached rental income worksheet.

using the expected rental income from attached 1007 form and applying vacancy factor. 28Subject property rental incoem = $2,650* 0.75= 1988 - 2879 = -$891
Other liabilities from Credit report = $1,707
xxx was excluded because the remaining payments are less than 10 payments.
xxx was excluded because the borrower is authorized user
Total Liabilities = 1707+891+485+3325 = $6408

Monthly Income = 13,843.75
DTI = 6408/13843 = 46.29%
Please see attachments - Seller-07/27/2021
Open-Other monthly debt as used by the lender is $2205.50. Audited total other monthly debt is $3,093. - Due Diligence Vendor-07/25/2021
Open-Audited DTI of 57.03% exceeds AUS DTI of 48%  - Due Diligence Vendor-07/25/2021

Ready for Review-Document Uploaded. Disagree:
Primary residence PITI = $3,325

Investment property located at xxxx = $2,869.25, property rental income cash flow = -$485.73. Please see attached rental income worksheet.

using the expected rental income from attached 1007 form and applying vacancy factor. 28Subject property rental incoem = $2,650* 0.75= 1988 - 2879 = -$891
Other liabilities from Credit report = $1,707
xxx was excluded because the remaining payments are less than 10 payments.
xxx was excluded because the borrower is authorized user
Total Liabilities = 1707+891+485+3325 = $6408

Monthly Income = 13,843.75
DTI = 6408/13843 = 46.29%
Please see attachments - Seller-07/27/2021

																								Resolved-Audited DTI of 47.38% is less than or equal to AUS DTI of 48% - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$480,000.00	CA	Investment	Purchase	NA
494399491			D	A	D	A	A	A	A	A	Closed	FCRE1316	2021-07-23 21:18	2021-08-01 16:02	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/29/2021
Ready for Review-Document Uploaded. 7/28: See attached alternative VVOE documentation to verify borrower's self-employment . The existence of the business being open and operational was verified within 20 business days prior to closing/Note date with business bank statements documenting receipt of payment for services performed by the business. The business was open and operational with most recent business deposit/receipt on 4/XX/2021, within 20 business days prior to the 5/XX/2021 Note date. - Seller-07/28/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/23/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing Evidence of self-employment was not provided. - Due Diligence Vendor-07/23/2021
																							Ready for Review-Document Uploaded. 7/28: See attached alternative VVOE documentation to verify borrower's self-employment . The existence of the business being open and operational was verified within 20 business days prior to closing/Note date with business bank statements documenting receipt of payment for services performed by the business. The business was open and operational with most recent business deposit/receipt on 4/xx/2021, within 20 business days prior to the 5/xx/2021 Note date. - Seller-07/28/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$127,000.00	FL	Investment	Purchase	NA
494396188			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-07-18 18:31	2021-07-24 23:13	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/24/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,250.00	GA	Investment	Refinance	Cash Out - Other
494392274			D	B	C	A	D	B	C	A	Closed	FCRE1190	2021-07-19 18:02	2021-08-05 19:56	Resolved	3 - Material	C	A	Credit	Eligibility	Audited FICO is less than AUS FICO	Resolved-Agree - AUS qualifying FICO is 754. B1 and B1 FICO adhere to guidelines. - Due Diligence Vendor-08/05/2021 Ready for Review-Document Uploaded. 7/25: Disagree. The mortgage credit score for borrowers is 754. Attached AUS Findings from the file show XXX credit score is 754 and XXX credit score is 757 and match the credit report for the transaction. - Seller-07/25/2021 Open-Audited FICO of 754 is less than AUS FICO of 757 - Due Diligence Vendor-07/19/2021	Ready for Review-Document Uploaded. 7/25: Disagree. The mortgage credit score for borrowers is 754. Attached AUS Findings from the file show xx credit score is 754 and xxx credit score is 757 and match the credit report for the transaction. - Seller-07/25/2021	Resolved-Agree - AUS qualifying FICO is 754. B1 and B1 FICO adhere to guidelines. - Due Diligence Vendor-08/05/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$102,000.00	MO	Investment	Refinance	Cash Out - Other
494392274			D	B	C	A	D	B	C	A	Closed	FPRO9939	2021-07-23 19:32	2021-07-27 20:47	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$102,000.00	MO	Investment	Refinance	Cash Out - Other
494392274			D	B	C	A	D	B	C	A	Closed	FCOM8844	2021-07-22 02:53	2021-07-24 22:39	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/24/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$102,000.00	MO	Investment	Refinance	Cash Out - Other
494425191			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-07-19 21:35	2021-07-27 20:44	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.3) - Due Diligence Vendor-07/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,500.00	MO	Investment	Purchase	NA
494425191			D	A	D	A	A	A	C	A	Closed	FCRE1503	2021-07-19 20:37	2021-07-27 16:24	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing
Resolved-Mortgage statement provided. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. 7/25: Disagree. See attached copies of mortgage statements located in the file for the REO properties located at XXX. The mortgage statement for the XXX property shows a past due amount and bank statement page is in the file confirming the February payment was made 2/17 and the March payment was made 3/16. Mortgage statements confirm escrows for taxes and insurance included in the payments. - Seller-07/26/2021
Open-Mortgage statements for REO property XXX were not provided to document the PITI. - Due Diligence Vendor-07/19/2021
																							Ready for Review-Document Uploaded. 7/25: Disagree. See attached copies of mortgage statements located in the file for the REO properties located at xxx. The mortgage statement for the xxx property shows a past due amount and bank statement page is in the file confirming the February payment was made 2/17 and the March payment was made 3/16. Mortgage statements confirm escrows for taxes and insurance included in the payments. - Seller-07/26/2021	Resolved-Mortgage statement provided. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,500.00	MO	Investment	Purchase	NA
494393164			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-24 20:03	2021-07-27 16:31	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Final CD from refinance provicded documenting PITIA - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. 7/25: See attached copy of CD from the refinance transaction of XXX reflecting PITI payment of $1,249.31. Also attached is a copy of the Note, HOI, and Tax cert confirming monthly PITI payment of $1,249.31. - Seller-07/26/2021 Open-The property located on XXX was refinanced with OCMBC in March 2021. Missing evidence of new monthly mortgage payment for this rental property. - Due Diligence Vendor-07/24/2021	Ready for Review-Document Uploaded. 7/25: See attached copy of CD from the refinance transaction of xxx reflecting PITI payment of $1,249.31. Also attached is a copy of the Note, HOI, and Tax cert confirming monthly PITI payment of $1,249.31. - Seller-07/26/2021	Resolved-Final CD from refinance provicded documenting PITIA - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$180,000.00	CA	Investment	Refinance	Rate and Term
494436382			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-24 10:38	2021-07-27 19:44	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$174,760.00	ID	Investment	Refinance	Rate and Term
494444998			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-29 01:35	2021-07-29 17:31	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$204,750.00	OH	Investment	Purchase	NA
494430846			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$173,759.00	WA	Investment	Purchase	NA
494424074			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-07-26 00:01	2021-07-27 19:41	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$210,000.00	CA	Investment	Refinance	Cash Out - Other
494424074			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-07-22 21:14	2021-07-26 00:02	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$210,000.00	CA	Investment	Refinance	Cash Out - Other
494439214			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$394,500.00	CA	Investment	Purchase	NA
494392173			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-21 21:55	2021-07-28 17:03	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$201,097.00	AZ	Investment	Purchase	NA
494422963			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-27 03:09	2021-07-29 19:07	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$54,400.00	TN	Investment	Purchase	NA
494397866			D	B	A	A	D	B	D	A	Closed	FPRO1244	2021-07-29 01:36	2021-07-29 17:36	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	TN	Investment	Refinance	Cash Out - Other
494397866			D	B	A	A	D	B	D	A	Closed	FCOM8844	2021-07-23 16:06	2021-07-29 01:37	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/29/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	TN	Investment	Refinance	Cash Out - Other
494413952			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	CA	Investment	Purchase	NA
494407703			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-07-24 22:45	2021-07-27 20:40	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$446,250.00	OR	Investment	Purchase	NA
494407703			D	A	C	A	A	A	D	A	Closed	FCRE1168	2021-07-19 18:12	2021-07-26 21:04	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement Cost Estimator provided with a value of $388,000 which means HOI dwelling coverage. - Due Diligence Vendor-07/26/2021 Ready for Review-Document Uploaded. Disagree - RCE found in the file and has been provided. - Seller-07/26/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $388000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $388000 - Due Diligence Vendor-07/19/2021	Ready for Review-Document Uploaded. Disagree - RCE found in the file and has been provided. - Seller-07/26/2021	Resolved-Replacement Cost Estimator provided with a value of $388,000 which means HOI dwelling coverage. - Due Diligence Vendor-07/26/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$446,250.00	OR	Investment	Purchase	NA
494431542			D	A	D	A	A	A	C	A	Closed	FCRE1764	2021-07-23 17:28	2021-08-02 16:15	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage
Resolved-CD from refinance provided.  - Due Diligence Vendor-08/02/2021
Ready for Review-Document Uploaded. Property was free and clear as it was shown in the Attached Closing disclosure. There is no mortgage to be paid off. As such mortgage history does not exist - Seller-07/30/2021
Open-Document Uploaded. Subject property address mentioned in note is matching the insured property address as per the hazard policy and sunsoft system. AKA address mentioned in policy is just for reference and correct property address is XXX
highlighted in yellow in hazard policy). Missing verification of Mortgage for property located at XXX. Final 1003 indicates an UPB of $93750 and cash out proceeds used as assets for subject loan.  - Due Diligence Vendor-07/23/2021
																							Ready for Review-Document Uploaded. Property was free and clear as it was shown in the Attached Closing disclosure. There is no mortgage to be paid off. As such mortgage history does not exist - Seller-07/30/2021	Resolved-CD from refinance provided. - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	OH	Investment	Purchase	NA
494431542			D	A	D	A	A	A	C	A	Closed	FCRE1481	2021-07-23 17:32	2021-08-02 16:11	Resolved	3 - Material	C	A	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements	Resolved-Asset 3 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Please see attached Closing disclosure - Seller-07/30/2021 Open-Asset 3 Does Not Meet Guideline Requirements - Due Diligence Vendor-07/23/2021 Open-Asset 3 Does Not Meet Guideline Requirements Missing final CD from refinance on property located at XXX as source of funds of $80000 listed on final 1003. - Due Diligence Vendor-07/23/2021	Ready for Review-Document Uploaded. Please see attached Closing disclosure - Seller-07/30/2021	Resolved-Asset 3 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	OH	Investment	Purchase	NA
494431542			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-20 13:26	2021-07-27 20:37	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	OH	Investment	Purchase	NA
494405364			D	A	D	A	A	A	A	A	Closed	FCRE6019	2021-07-15 19:12	2021-08-03 14:52	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. Please see the attached document - Seller-08/02/2021 Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-07/15/2021	Ready for Review-Document Uploaded. Please see the attached document - Seller-08/02/2021	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$125,000.00	MI	Investment	Refinance	Rate and Term
494427588			D	B	D	A	D	B	A	A	Closed	FCRE1503	2021-07-15 18:37	2021-07-27 17:28	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Mortgage statement provided confirming mortgage includes escrow. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. Please see the attached statement for XXX which includes Taxes and Insurance. - Seller-07/26/2021 Open-Missing VOM for properties located at XXX to verify taxes and insurance are escrowed. - Due Diligence Vendor-07/15/2021	Ready for Review-Document Uploaded. Please see the attached statement for xxx which includes Taxes and Insurance. - Seller-07/26/2021	Resolved-Mortgage statement provided confirming mortgage includes escrow. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$221,250.00	AZ	Investment	Refinance	Cash Out - Other
494427588			D	B	D	A	D	B	A	A	Closed	FCOM8844	2021-07-22 19:36	2021-07-26 01:52	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$221,250.00	AZ	Investment	Refinance	Cash Out - Other
494397627			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-07-21 17:20	2021-08-01 15:51	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 47.73% is less than or equal to AUS DTI of 48.77%  - Due Diligence Vendor-08/01/2021
Resolved-Final CD from refinance showing XXX paid provided. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Please see the attached CD page 3 from the refi of XXX which reflects the sale of $30272.00 being paid off. - Seller-07/26/2021
Open-DTI is 64.20% due to  XXX payment included in DTI calculation. AUS approval omitted debt from DTI, missing documentation to support omission from DTI. - Due Diligence Vendor-07/21/2021
Open-Audited DTI of 64.20% exceeds AUS DTI of 48.77%  - Due Diligence Vendor-07/25/2021
Open-Audited DTI of 64.20% exceeds AUS DTI of 48.77%  DTI is 64.20% due to  Toyota payment included in DTI calculation. AUS approval omitted debt from DTI, missing documentation to support omission from DTI. - Due Diligence Vendor-07/25/2021
																							Ready for Review-Document Uploaded. Please see the attached CD page 3 from the refi of xxx which reflects the sale of $xxx being paid off. - Seller-07/26/2021	Resolved-Audited DTI of 47.73% is less than or equal to AUS DTI of 48.77% - Due Diligence Vendor-08/01/2021 Resolved-Final CD from refinance showing xxx paid provided. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$122,000.00	NV	Investment	Refinance	Rate and Term
494394816			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$270,000.00	CA	Investment	Purchase	NA
494394724			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-21 21:41	2021-07-27 20:34	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$238,800.00	CO	Investment	Refinance	Rate and Term
494394724			D	A	D	A	A	A	C	A	Closed	FCRE1503	2021-07-20 20:07	2021-07-27 16:29	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing
Resolved-Documentation for PITIA for all non subject properties. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Please see the attached Mortgage Statements for the following:
XXX- XXX PITI $1663.33 (Tax & Insurance included)
XXX- XXX  PITI $1631.36 (Taxes & Insurance included)
4XXX- XXX PITI $1643.51 (Taxes & Insurance included)
XXX - XXX PITI $1536.51 (Taxes & Insurance Included)
XXX- XXX  PITI $1595.78 (Taxes & Insurance included)
XXX- XXX PITI $3186.51 (Taxes and Insurance Included)
XXX (Free & Clear)  Taxes & Insurance $786.48
XXX (Free & Clear) Taxes & Insurance $2271..15/12= $189.26=  $ 584.83
XXX
Letter was provided from the borrower stating there are no HOA dues on the properties.  Letter was provided from the borrower stating there are no HOA dues on the properties.
Rental properties are listed  on the XXX - Seller-07/26/2021
Open-Missing VOM for all Non Subject REO properties listed on 1003.  - Due Diligence Vendor-07/22/2021
Open-Missing Mortgage Statements for rental properties - Due Diligence Vendor-07/20/2021

Ready for Review-Document Uploaded. Please see the attached Mortgage Statements for the following:
xxx  PITI $1663.33 (Tax & Insurance included)
xxx  PITI $1631.36 (Taxes & Insurance included)
xxx PITI $1643.51 (Taxes & Insurance included)
xxx PITI $1536.51 (Taxes & Insurance Included)
xxx  PITI $1595.78 (Taxes & Insurance included)
xxx PITI $3186.51 (Taxes and Insurance Included)
xxx (Free & Clear)  Taxes & Insurance $786.48
xxx (Free & Clear) Taxes & Insurance $2271..15/12= $189.26=  $ 584.83
xxxx
Letter was provided from the borrower stating there are no HOA dues on the properties.  Letter was provided from the borrower stating there are no HOA dues on the properties.
Rental properties are listed  on the xxx of the 1065 for xxx - Seller-07/26/2021

																								Resolved-Documentation for PITIA for all non subject properties. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$238,800.00	CO	Investment	Refinance	Rate and Term
494394724			D	A	D	A	A	A	C	A	Closed	FCRE1345	2021-07-20 20:11	2021-07-27 16:29	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Documentation for PITIA for all non subject properties. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. Rental properties are listed on the CCC. Please see the attached. - Seller-07/26/2021 Open-Missing lease agreements or Schedule E to verify Non REO income for properties listed on borrower's application. Schedule E in file for 2020 is incomplete. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Rental properties are listed on the xxx of the 1065 for xxx. Please see the attached. - Seller-07/26/2021	Resolved-Documentation for PITIA for all non subject properties. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$238,800.00	CO	Investment	Refinance	Rate and Term
494394724			D	A	D	A	A	A	C	A	Closed	FCRE1346	2021-07-22 19:51	2021-07-27 16:29	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 1040 Schedule E Missing	Resolved-Documentation for PITIA for all non subject properties. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. Rental properties are listed on the XXX. Please see the attached. - Seller-07/26/2021 Open-Missing lease agreements or Schedule E to verify Non REO income for properties listed on borrower's application. Schedule E in file for 2020 is incomplete. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Rental properties are listed on the xxx of the 1065 for xxxx. Please see the attached. - Seller-07/26/2021	Resolved-Documentation for PITIA for all non subject properties. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$238,800.00	CO	Investment	Refinance	Rate and Term
494394724			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-07-22 20:07	2021-07-27 16:29	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Documentation for PITIA for all non subject properties. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Please see the attached Mortgage Statements for the following:
XXX  PITI $1663.33 (Tax & Insurance included)
XXX  PITI $1631.36 (Taxes & Insurance included)
XXX PITI $1643.51 (Taxes & Insurance included)
XXX PITI $1536.51 (Taxes & Insurance Included)
XXX PITI $1595.78 (Taxes & Insurance included)
XXXPITI $3186.51 (Taxes and Insurance Included)
XXX TX (Free & Clear)  Taxes & Insurance $786.48
XXX (Free & Clear) Taxes & Insurance $2271..15/12= $189.26=  $ 584.83
XXX
Letter was provided from the borrower stating there are no HOA dues on the properties.
Rental properties are listed  on the XXX - Seller-07/26/2021
Open-Missing verification of taxes, insurance, and/or HOA for all Non subject REO properties on 1003.  - Due Diligence Vendor-07/22/2021

Ready for Review-Document Uploaded. Please see the attached Mortgage Statements for the following:
xxx PITI $1663.33 (Tax & Insurance included)
xxxx PITI $1631.36 (Taxes & Insurance included)
xxx PITI $1643.51 (Taxes & Insurance included)
xxx PITI $1536.51 (Taxes & Insurance Included)
xxx  PITI $1595.78 (Taxes & Insurance included)
xxx PITI $3186.51 (Taxes and Insurance Included)
xxx (Free & Clear)  Taxes & Insurance $786.48
xxx (Free & Clear) Taxes & Insurance $2271..15/12= $189.26=  $ 584.83
xxxx
Letter was provided from the borrower stating there are no HOA dues on the properties.
Rental properties are listed  on the xxx of the 1065 for xxx - Seller-07/26/2021

																								Resolved-Documentation for PITIA for all non subject properties. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$238,800.00	CO	Investment	Refinance	Rate and Term
494424303			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-24 22:46	2021-07-27 20:31	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-Hazard Insurance Coverage Amount of $328926 is less than Total Amount of Subject Lien(s) of $375000. The coverage is equal to the estimated replacement cost. Third party valuation product required. - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$284,000.00	NV	Investment	Purchase	NA
494408903			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-24 14:51	2021-07-27 16:42	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Documentation of taxes provided. Insurance located in file with no lien holder. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. 7/25: Disagree. This is a refinance transaction, not a purchase. Attached from the file is a property report for XXX. verifying annual property taxes of $7,850, and supports the primary housing payment of $932.75 used to qualify based on taxes and HOI ($654.17 monthly tax payment + $278.58 monthly HOI payment). - Seller-07/26/2021
Open-Purchase Contract Expiration Date of 04-XX-2021 is prior to Note Date of 04-XX-2021 Missing verification of taxes on borrower's primary residence located at XXX. - Due Diligence Vendor-07/24/2021
																							Ready for Review-Document Uploaded. 7/25: Disagree. This is a refinance transaction, not a purchase. Attached from the file is a property report for xxx verifying annual property taxes of $7,850, and supports the primary housing payment of $932.75 used to qualify based on taxes and HOI ($654.17 monthly tax payment + $278.58 monthly HOI payment). - Seller-07/26/2021	Resolved-Documentation of taxes provided. Insurance located in file with no lien holder. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$255,000.00	MA	Investment	Refinance	Rate and Term
494414773			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-20 16:48	2021-07-27 03:02	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is ) - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/20/2021		Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is ) - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$243,750.00	NC	Investment	Refinance	Cash Out - Other
494414773			D	A	D	A	A	A	C	A	Closed	FCRE1316	2021-07-15 19:59	2021-07-27 02:34	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/27/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/15/2021		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$243,750.00	NC	Investment	Refinance	Cash Out - Other
494405076			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-28 23:28	2021-07-29 17:43	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$507,900.00	CA	Investment	Purchase	NA
494422166			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,000.00	AZ	Investment	Purchase	NA
494396328			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-20 19:43	2021-08-01 15:12	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/01/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible).  Not eligible due to property type  - Due Diligence Vendor-07/20/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/01/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$697,500.00	MA	Investment	Refinance	Rate and Term
494409210			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-26 20:03	2021-07-28 16:55	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$382,500.00	NJ	Investment	Refinance	Rate and Term
494401811			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,500.00	MS	Investment	Refinance	Rate and Term
494434635			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-07-27 02:32	2021-07-29 19:09	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,750.00	TN	Investment	Purchase	NA
494434635			D	A	D	A	A	A	D	A	Closed	FCRE1201	2021-07-20 14:18	2021-07-29 15:32	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. Disagree - Third Party Fraud Report has been provided. Please see attachment. - Seller-07/28/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. Disagree - Third Party Fraud Report has been provided. Please see attachment. - Seller-07/28/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,750.00	TN	Investment	Purchase	NA
494434635			D	A	D	A	A	A	D	A	Closed	FCRE1316	2021-07-19 20:07	2021-07-27 02:33	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/27/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/19/2021		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,750.00	TN	Investment	Purchase	NA
494422158			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-23 13:42	2021-07-28 16:47	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.3) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,000.00	MD	Investment	Refinance	Rate and Term
494402773			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-22 17:39	2021-07-27 17:32	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documentation of Taxes, insurance and HOA provided. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. Please see the attached Insurance which reflects there is not Mortgagee, Taxes and evidence of the HOA dues - Seller-07/27/2021 Open-Missing documentation of PITIA for XXX - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Please see the attached Insurance which reflects there is not Mortgagee, Taxes and evidence of the HOA dues - Seller-07/27/2021	Resolved-Documentation of Taxes, insurance and HOA provided. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$191,000.00	TX	Investment	Refinance	Rate and Term
494397326			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$480,000.00	CO	Investment	Refinance	Rate and Term
494389060			D	A	D	A	D	A	A	A	Closed	FCOM1232	2021-07-22 20:32	2021-08-03 13:26	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Final 1003 is Missing	Resolved-The Final 1003 is Present - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. Please see attached final 1003 - Seller-07/28/2021 Open-The Final 1003 is Missing - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Please see attached final 1003 - Seller-07/28/2021	Resolved-The Final 1003 is Present - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,750.00	MD	Investment	Purchase	NA
494389060			D	A	D	A	D	A	A	A	Closed	FCRE1503	2021-07-22 20:43	2021-07-29 14:56	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Verification of PITIA provided. - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. Disagree: Please see attached the closing disclosure that is located in the file and showing that payment in the amount of 1864 is including taxes and insurance. Please see attached closing disclosure for property located at xxx - Seller-07/28/2021 Open-Missing mortgage statement for primary property, if not escrowed, evidence of expenses is required. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Disagree: Please see attached the closing disclosure that is located in the file and showing that payment in the amount of 1864 is including taxes and insurance. Please see attached closing disclosure for property located at xxx - Seller-07/28/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-07/29/2021		Missing documentation of PITIA of xxx.	xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,750.00	MD	Investment	Purchase	NA
494386946			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-07-22 02:13	2021-07-27 02:37	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/27/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	TX	Investment	Refinance	Cash Out - Other
494417447			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-24 22:13	2021-07-27 19:33	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-Documentation provided resolved Finding. Third party valuation product required. - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$523,500.00	CA	Investment	Purchase	NA
494400485			D	A	D	A	A	A	D	A	Closed	FCRE1503	2021-07-21 15:38	2021-08-02 13:39	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Property search and taxes provided. - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Please see attached CD from purchase showing it was purchased with cash. Please also see tax record to show tax amount and legal description, and property search by borrower name, legal description and address to show borrower never obtained a mortgage on the xxx, it is owned free and clear. - Seller-08/01/2021 Open-Missing documentation of Principal and interest, and taxes for primary residence of xxx. - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Please see attached CD from purchase showing it was purchased with cash. Please also see tax record to show tax amount and legal description, and property search by borrower name, legal description and address to show borrower never obtained a mortgage on the xxx, it is owned free and clear. - Seller-08/01/2021	Resolved-Property search and taxes provided. - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$196,157.00	TX	Investment	Purchase	NA
494400485			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-07-26 00:39	2021-07-28 21:31	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$196,157.00	TX	Investment	Purchase	NA
494400485			D	A	D	A	A	A	D	A	Closed	FCRE1168	2021-07-21 19:06	2021-07-28 17:40	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $245000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. HOI with adequate coverage found in file, and provided - Seller-07/27/2021 Open-HOI coverage amounts were not provided on subject property HOI policy. - Due Diligence Vendor-07/26/2021	Ready for Review-Document Uploaded. HOI with adequate coverage found in file, and provided - Seller-07/27/2021	Resolved-Hazard Insurance Coverage Amount of $245000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$196,157.00	TX	Investment	Purchase	NA
494421647			D	B	A	A	D	A	B	B	Closed	FCOM1231	2021-07-20 19:29	2021-08-02 16:18	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Please see attached initial 1003 from file. - Seller-07/28/2021 Open-The Initial 1003 is Missing - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Please see attached initial 1003 from file. - Seller-07/28/2021	Resolved-The Initial 1003 is Present - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$413,000.00	WA	Investment	Refinance	Cash Out - Other
494421647			D	B	A	A	D	A	B	B	Closed	FPRO1498	2021-07-22 22:56	2021-07-27 02:16	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-07/27/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$413,000.00	WA	Investment	Refinance	Cash Out - Other
494408077			C	A	C	A	A	A	C	A	Closed	FCRE2994	2021-07-23 00:38	2021-08-03 16:36	Resolved	3 - Material	C	A	Credit	Eligibility	DTI (Back) Ratio does not meet eligibility requirement(s)
Resolved-Documentation to support borrower is not liable for primary residence payment and updated LP provided.  - Due Diligence Vendor-08/03/2021

Ready for Review-Document Uploaded. Please see the updated AUS with income of $6775.   I also attached the mortgage statement which does not reflect that the borrower is responsible however the borrower was qualified with the taxes and insurance of $219.93 & HOA dues of $157.00 monthly. - Seller-08/02/2021

Open-41.85% DTI exceeds maximum 25% per guidelines. Audited income is $726 than lender calculations and primary residence expense was higher than on application per mortgage statement provided. - Due Diligence Vendor-07/23/2021
																							Ready for Review-Document Uploaded. Please see the updated AUS with income of $6775. I also attached the mortgage statement which does not reflect that the borrower is responsible however the borrower was qualified with the taxes and insurance of $219.93 & HOA dues of $157.00 monthly. - Seller-08/02/2021	Resolved-Documentation to support borrower is not liable for primary residence payment and updated LP provided. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$280,000.00	NC	Investment	Purchase	NA
494408077			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-07-23 00:36	2021-08-03 16:35	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/03/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/02/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/23/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/03/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/02/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$280,000.00	NC	Investment	Purchase	NA
494383368			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-07-21 22:00	2021-07-28 16:41	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.5) - Due Diligence Vendor-07/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	Cash Out - Other
494383368			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-07-22 20:00	2021-07-27 01:19	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	Cash Out - Other
494425447			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-08-05 14:41	2021-08-05 14:41	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/05/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-08/05/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/05/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$266,250.00	TX	Investment	Refinance	Cash Out - Other
494425447			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-07-28 00:46	2021-08-04 15:10	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$266,250.00	TX	Investment	Refinance	Cash Out - Other
494391056			D	A	D	A	A	A	C	A	Closed	FCRE1764	2021-07-28 20:44	2021-08-03 21:53	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Verification of PITIA provided for primary residence. - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. The Final CD for the borrower's recent refinance on the xxx primary residence has been uploaded showing the xxx payoff and new PITIA of $984.69. - Seller-08/03/2021 Open-Missing verification of Mortgage payment of $984.69 (full PITIA) reflected on Final 1003 for Primary residence at xxx File contains xxx statement with PI of $231.55 only. Final 1003 reflects paying off xxx mortgage in simo loan. - Due Diligence Vendor-07/28/2021	Ready for Review-Document Uploaded. The Final CD for the borrower's recent refinance on the xxx primary residence has been uploaded showing the xxx payoff and new PITIA of $984.69. - Seller-08/03/2021	Resolved-Verification of PITIA provided for primary residence. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$96,200.00	FL	Investment	Refinance	Cash Out - Other
494391056			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-07-22 20:40	2021-07-29 17:47	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - Due Diligence Vendor-07/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$96,200.00	FL	Investment	Refinance	Cash Out - Other
494418073			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-07-28 00:34	2021-07-29 20:28	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$468,000.00	CA	Investment	Refinance	Cash Out - Other
494418073			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-07-27 21:08	2021-07-28 00:33	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-07/27/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$468,000.00	CA	Investment	Refinance	Cash Out - Other
494457935			D	B	C	A	D	B	C	A	Closed	FPRO9939	2021-07-20 16:08	2021-07-29 17:50	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$192,000.00	CA	Investment	Refinance	Cash Out - Other
494457935			D	B	C	A	D	B	C	A	Closed	FCOM8844	2021-07-22 19:28	2021-07-28 20:08	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$192,000.00	CA	Investment	Refinance	Cash Out - Other
494457935			D	B	C	A	D	B	C	A	Closed	FCRE1148	2021-07-13 19:42	2021-07-28 20:07	Resolved	3 - Material	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $192000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/28/2021 Open-Title Coverage Amount of $0 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/13/2021		Resolved-Title Coverage Amount of $192000 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$192,000.00	CA	Investment	Refinance	Cash Out - Other
494415316			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$307,500.00	TX	Investment	Purchase	Rate and Term
494428621			D	A	A	A	D	A	A	A	Closed	FCOM1232	2021-07-26 21:09	2021-08-03 13:03	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Final 1003 is Missing	Resolved-Final 1003 Provided. - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. Please see attached final 1003, thank you - Seller-07/29/2021 Open-The Final 1003 is Missing - Due Diligence Vendor-07/26/2021 Open-The Final 1003 is Missing File contains 2 1003's dated 4/16/2021 and 4/22/2021. Final 1003 from closing date of 5/10/2021 is missing. - Due Diligence Vendor-07/26/2021	Ready for Review-Document Uploaded. Please see attached final 1003, thank you - Seller-07/29/2021	Resolved-Final 1003 Provided. - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$114,750.00	FL	Investment	Purchase	NA
494403295			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-07-23 16:58	2021-08-04 15:12	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$262,000.00	TX	Investment	Refinance	Cash Out - Other
494403295			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-07-23 16:37	2021-07-29 20:10	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-RCE provided. - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. RCE found in file and provided. - Seller-07/28/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $260000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/23/2021	Ready for Review-Document Uploaded. RCE found in file and provided. - Seller-07/28/2021	Resolved-RCE provided. - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$262,000.00	TX	Investment	Refinance	Cash Out - Other
494399607			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-19 13:57	2021-08-03 18:40	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. Please see attached documentation. Borrower is not on the loan for xxx property. xxx property is owned free and clear. - Seller-08/03/2021 Open-Provide P&I and taxes for xxx. - Due Diligence Vendor-07/19/2021	Ready for Review-Document Uploaded. Please see attached documentation. Borrower is not on the loan for xxx property. xxx property is owned free and clear. - Seller-08/03/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$80,500.00	AZ	Investment	Refinance	Rate and Term
494418728			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$100,000.00	MI	Investment	Purchase	NA
494425587			C	A	A	A	A	A	C	A	Closed	FVAL9739	2021-07-13 16:40	2021-08-03 15:15	Resolved	3 - Material	C	A	Property	Appraisal	Property/Appraisal General	Resolved-Updated appraisal provided with correct county of xxx. - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. See attached appraisal reflecting the County as xxx. - Seller-08/02/2021 Open-Appraisal county (xxx) differs from other reviewed documents (xxx). A xxx search shows xxx as the correct county. - Due Diligence Vendor-07/13/2021	Ready for Review-Document Uploaded. See attached appraisal reflecting the County as xxx. - Seller-08/02/2021	Resolved-Updated appraisal provided with correct county of xxx. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$234,500.00	FL	Investment	Purchase	NA
494394943			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-21 18:48	2021-08-04 15:06	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$311,946.00	TX	Investment	Purchase	NA
494394943			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-07-20 20:28	2021-07-28 18:03	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Credit supplement documenting that mortgage accounts are escrowed provided. - Due Diligence Vendor-07/28/2021
Ready for Review-Document Uploaded. 7/27: Disagree. Attached credit supplement from the file confirmed taxes and insurance on properties in question were escrowed. Verification was made directly with the mortgagor/servicer. Mortgage statements confirming taxes/insurance escrowed also in the file and included in attachment.
xxx is secured by xxx mortgage ending in #xxx. Account is escrowed for taxes/insurance with PITI payment of $1,445 per attached mortgage statement and supplement. from the file.
xxx is secured by xxx mortgage. Account is escrowed for taxes/insurance with PITI payment of $2,485 per attached mortgage statement and supplement. Mortgage statement is somewhat blurry, however, able to see that account is escrowed.
xxx is secured by xxx mortgage. PITI payment is $1,920 and account is escrowed for taxes and insurance and documented by attached supplement.
Attachment includes page from xxx report from file that reflects tax amounts for the properties in question.
 - Seller-07/27/2021
Open-Missing verification of taxes for the following REOs: xxxx
 - Due Diligence Vendor-07/20/2021

Ready for Review-Document Uploaded. 7/27: Disagree. Attached credit supplement from the file confirmed taxes and insurance on properties in question were escrowed. Verification was made directly with the mortgagor/servicer. Mortgage statements confirming taxes/insurance escrowed also in the file and included in attachment.
xxx is secured by xxx mortgage ending in #xxx. Account is escrowed for taxes/insurance with PITI payment of $1,445 per attached mortgage statement and supplement. from the file.
xxx is secured byxxx mortgage. Account is escrowed for taxes/insurance with PITI payment of $2,485 per attached mortgage statement and supplement. Mortgage statement is somewhat blurry, however, able to see that account is escrowed.
xxx is secured by xxxx. PITI payment is $1,920 and account is escrowed for taxes and insurance and documented by attached supplement.
Attachment includes page from xxxx report from file that reflects tax amounts for the properties in question.
 - Seller-07/27/2021

																								Resolved-Credit supplement documenting that mortgage accounts are escrowed provided. - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$311,946.00	TX	Investment	Purchase	NA
494394943			D	A	D	A	A	A	C	A	Closed	FCRE1764	2021-07-20 20:24	2021-07-28 18:02	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage
Resolved-Verification of mortgage provided. - Due Diligence Vendor-07/28/2021
Ready for Review-Document Uploaded. 7/27: Disagree. See attached credit supplement confirming the mortgage for xxx with xxx was current, with last payment received by lender on 4/xx/2021 and next payment due 5/xx/2021. The mortgage would be considered current as of the subject loan closing date of 5/4/2021.
There is no mortgage history for xxx as the property was recently acquired. Based on mortgage note date of 3/xx/2021, the first payment would not be due until 5/xx/2021. Subject transaction closed 5/xx/2021, so the mortgage on xxx would be considered current as of subject loan closing date.  - Seller-07/27/2021
Open-missing verification of mortgage for the following REOs: xxx
 - Due Diligence Vendor-07/20/2021

Ready for Review-Document Uploaded. 7/27: Disagree. See attached credit supplement confirming the mortgage for xxx with xxx was current, with last payment received by lender on 4/xx/2021 and next payment due 5/xx/2021. The mortgage would be considered current as of the subject loan closing date of 5/xx/2021.
There is no mortgage history for xxx as the property was recently acquired. Based on mortgage note date of 3/xx/2021, the first payment would not be due until 5/1/2021. Subject transaction closed 5/xx/2021, so the mortgage on xxx would be considered current as of subject loan closing date.  - Seller-07/27/2021

																								Resolved-Verification of mortgage provided. - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$311,946.00	TX	Investment	Purchase	NA
494433540			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$110,200.00	SC	Investment	Refinance	Rate and Term
494388831			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$144,000.00	AR	Investment	Purchase	NA
494421522			C	B	C	A	A	A	B	B	Closed	FCRE1186	2021-07-26 19:57	2021-07-29 21:07	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 38.05% is less than or equal to AUS DTI of 46.86%  - Due Diligence Vendor-07/29/2021

Ready for Review-Document Uploaded. Agree. The UW used the borrower's salary from the paystubs less the S-Corp loss to qualify. Using the correct method, the income decreases from $8004.67/month to $6691.00/month. The UW did not originally qualify the borrowers with rental income from the subject property. With the rental income included the positive subject net cash flow is $352.50/month and the DTI decreases from 46.86% to 26.37%. This is less than how the loan was approved at 46.86%. See attached rental and self-employed income worksheets. - Seller-07/28/2021

Open-Audited DTI of 67.77% exceeds AUS DTI of 46.86%  - Due Diligence Vendor-07/26/2021

Open-Audited DTI of 67.77% exceeds AUS DTI of 46.86%  Variance due to lender using borrower current pay stubs in calculation, however borrower is self-employed and an average of previous year was used during audit. - Due Diligence Vendor-07/26/2021
																							Ready for Review-Document Uploaded. Agree. The UW used the borrower's salary from the paystubs less the S-Corp loss to qualify. Using the correct method, the income decreases from $8004.67/month to $6691.00/month. The UW did not originally qualify the borrowers with rental income from the subject property. With the rental income included the positive subject net cash flow is $352.50/month and the DTI decreases from 46.86% to 26.37%. This is less than how the loan was approved at 46.86%. See attached rental and self-employed income worksheets. - Seller-07/28/2021	Resolved-Audited DTI of 38.05% is less than or equal to AUS DTI of 46.86% - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$351,500.00	CA	Investment	Refinance	Rate and Term
494421522			C	B	C	A	A	A	B	B	Closed	FPRO1498	2021-07-13 17:46	2021-07-27 01:27	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-07/27/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-07/13/2021		Acknowledged-Subject loan closed with an approved appraisal waiver-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$351,500.00	CA	Investment	Refinance	Rate and Term
494389230			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,425.00	TX	Investment	Purchase	NA
494438463			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-23 18:37	2021-07-27 19:30	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	TX	Investment	Purchase	NA
494398347			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-07-21 22:37	2021-07-27 19:27	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7) - Due Diligence Vendor-07/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$309,750.00	TX	Investment	Purchase	NA
494398347			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-07-19 20:21	2021-07-27 15:40	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documentation of PITIA for xxx provided. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. Please see that attached xxx Mortgage Statement with monthly payment of $1443.83 + Tax Certificate $210.26 ($2523.07/12) +Insurance $122.17 ($1466.12/12) + HOA $70.00 = $1846.26. The PITIA was included when qualifying the borrower. - Seller-07/25/2021 Open-Provide verification of taxes and insurance for property located at xxx, or evidence property is escrowed as it was not provided at the time of review. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Please see that attached xxx Mortgage Statement with monthly payment of $1443.83 + Tax Certificate $210.26 ($2523.07/12) +Insurance $122.17 ($1466.12/12) + HOA $70.00 = $1846.26. The PITIA was included when qualifying the borrower. - Seller-07/25/2021	Resolved-Documentation of PITIA for xxx provided. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$309,750.00	TX	Investment	Purchase	NA
494399019			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$287,000.00	CA	Investment	Refinance	Rate and Term
494395666			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-22 17:51	2021-07-29 12:48	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$272,000.00	AZ	Investment	Refinance	Rate and Term
494394939			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-07-28 20:14	2021-07-29 17:54	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$135,000.00	NC	Investment	Refinance	Cash Out - Other
494394939			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-07-23 15:47	2021-07-28 20:16	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021 Open-Exception cited in error. CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$135,000.00	NC	Investment	Refinance	Cash Out - Other
494402230			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-24 22:58	2021-07-27 19:23	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$540,000.00	CA	Investment	Refinance	Rate and Term
494406836			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$196,627.00	FL	Investment	Purchase	NA
494403487			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-07-16 13:47	2021-07-27 16:44	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Final CD and mortgage statements provided for non subject REO. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. The loan file contains either the mortgage statements or Final CD's to document the mortgage payments on the rental properties all include taxes and insurance which have been uploaded. - Seller-07/26/2021 Open-Provide evidence for ALL rental properties to show if escrows included are in total monthly payment, as no documentation was provided at the time of review to ensure proper calculation of rent loss. - Due Diligence Vendor-07/23/2021	Ready for Review-Document Uploaded. The loan file contains either the mortgage statements or Final CD's to document the mortgage payments on the rental properties all include taxes and insurance which have been uploaded. - Seller-07/26/2021	Resolved-Final CD and mortgage statements provided for non subject REO. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$92,000.00	OK	Investment	Purchase	NA
494394234			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	NJ	Investment	Purchase	NA
494418235			D	A	D	A	A	A	C	A	Closed	FCRE1296	2021-07-16 17:26	2021-07-30 18:10	Resolved	3 - Material	C	A	Credit	Income	Income 5 Months Income Verified is Missing
Resolved-Income 5 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-07/30/2021

Ready for Review-Document Uploaded. Tax returns are not required as the full housing expenses of each rental property were included in the debt ratio. Mortgage statements for each property have been uploaded reflecting the payments include escrows as well as the HOA statements for those properties with an HOA. - Seller-07/28/2021

Open-Provide two years tax returns to verify rental income, loss as utilized to qualify along with evidence of all properties escrowed or taxes, insurnace an dHOA if applicable. - Due Diligence Vendor-07/23/2021

Open-Missing 2020 and 2019 Bonus  income used to qualify borrower - Due Diligence Vendor-07/16/2021
																							Ready for Review-Document Uploaded. Tax returns are not required as the full housing expenses of each rental property were included in the debt ratio. Mortgage statements for each property have been uploaded reflecting the payments include escrows as well as the HOA statements for those properties with an HOA. - Seller-07/28/2021	Resolved-Income 5 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-07/30/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$455,000.00	DE	Investment	Purchase	NA
494418235			D	A	D	A	A	A	C	A	Closed	FCRE1293	2021-07-16 17:26	2021-07-30 18:10	Resolved	3 - Material	C	A	Credit	Income	Income 2 Months Income Verified is Missing	Resolved-Income 2 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-07/30/2021 Ready for Review-Document Uploaded. The TWN verification has been uploaded providing the current bonus data and two-year history. - Seller-07/28/2021 Open-Income 2 Months Income Verified is Missing Provide written VOE for borrower from Ameriprise to confirm bonus income as qualified. - Due Diligence Vendor-07/23/2021 Open-Missing 2020 and 2019 Bonus income used to qualify borrower - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. The TWN verification has been uploaded providing the current bonus data and two-year history. - Seller-07/28/2021	Resolved-Income 2 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-07/30/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$455,000.00	DE	Investment	Purchase	NA
494418235			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-07-17 19:12	2021-07-27 19:20	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.2) - Due Diligence Vendor-07/17/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$455,000.00	DE	Investment	Purchase	NA
494418235			D	A	D	A	A	A	C	A	Closed	FCRE1185	2021-07-23 17:45	2021-07-27 16:49	Resolved	3 - Material	D	A	Credit	Missing Doc - Approval Info	AUS Partially Provided	Resolved-AUS provided. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. All pages of the DU findings have been uploaded. - Seller-07/26/2021 Open-AUS Partially Provided - Due Diligence Vendor-07/23/2021 Open-AUS Partially Provided Provide all pages of the DU submission utilized for approval. Several pages were scanned in as blank pages and all are required to be viewed. - Due Diligence Vendor-07/23/2021	Ready for Review-Document Uploaded. All pages of the DU findings have been uploaded. - Seller-07/26/2021	Resolved-AUS provided. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$455,000.00	DE	Investment	Purchase	NA
494406616			D	A	C	A	A	A	D	A	Closed	FCRE1294	2021-07-16 10:55	2021-07-28 14:57	Resolved	3 - Material	C	A	Credit	Income	Income 3 Months Income Verified is Missing	Resolved-Tax bill and translation provided. No insurance required in xxx. - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. The file contains the attached borrower letter stating there is no insurance on the xx property and tax bill. - Seller-07/27/2021 Open-Income 3 Months Income Verified is Missing Provide taxes and insurance for property at xxx - Due Diligence Vendor-07/23/2021	Ready for Review-Document Uploaded. The file contains the attached borrower letter stating there is no insurance on the xxx property and tax bill. - Seller-07/27/2021	Resolved-Tax bill and translation provided. No insurance required in xxx. - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$430,500.00	TX	Investment	Purchase	NA
494406616			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-07-24 22:47	2021-07-27 19:17	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$430,500.00	TX	Investment	Purchase	NA
494417489			D	B	D	A	D	B	A	A	Closed	FCRE6636	2021-07-28 16:10	2021-08-02 13:13	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Income - Award Letter
Resolved-Excluded pension income, DTI still within tolerance. - Due Diligence Vendor-08/02/2021
Ready for Review-Document Uploaded. The LPA findings code xxx states the pension income is not required and to either remove the income and resubmit or document the income. Although the pension income was not documented, omitting it increases the debt ratio from 15% to 17% which is within the allowable tolerance. The omission would have no adverse effect on the loan approval. - Seller-08/01/2021
Open-Lender used Pension income of $598.86 monthly to qualify. Missing Pension award letter or 2 months proof of receipt.  - Due Diligence Vendor-07/28/2021
																							Ready for Review-Document Uploaded. The LPA findings code xxx states the pension income is not required and to either remove the income and resubmit or document the income. Although the pension income was not documented, omitting it increases the debt ratio from 15% to 17% which is within the allowable tolerance. The omission would have no adverse effect on the loan approval. - Seller-08/01/2021	Resolved-Excluded pension income, DTI still within tolerance. - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$85,000.00	PA	Investment	Refinance	Cash Out - Other
494417489			D	B	D	A	D	B	A	A	Closed	FCOM8844	2021-07-21 23:59	2021-07-28 20:28	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$85,000.00	PA	Investment	Refinance	Cash Out - Other
494392347			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-24 22:45	2021-08-02 14:04	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Open-Third party valuation product required. - Due Diligence Vendor-08/05/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/02/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/02/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$162,750.00	NJ	Investment	Purchase	NA
494410027			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$497,000.00	CA	Investment	Refinance	Rate and Term
494406260			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,000.00	TX	Investment	Purchase	NA
494405999			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$271,500.00	OR	Investment	Refinance	Rate and Term
494386037			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-26 21:48	2021-07-27 19:12	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,000.00	CA	Investment	Refinance	Rate and Term
494497849			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-07-22 18:42	2021-08-04 14:49	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Verification provided. - Due Diligence Vendor-08/04/2021 Ready for Review-Document Uploaded. The 2019 Schedule E indicates 3 of the REO's are owned free and clear; the return can be used to document the tax and insurance expenses. A xxx mortgage statement shows the payment for 908 W 13th St. includes escrows. A tax statement and HOI policy for the primary residence at xxx have also been uploaded (owned free and clear). - Seller-08/04/2021 Open-Missing mortgage statements and evidence of expenses for all REOs. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. The 2019 Schedule E indicates 3 of the REO's are owned free and clear; the return can be used to document the tax and insurance expenses. A xxx mortgage statement shows the payment for xxx includes escrows. A tax statement and HOI policy for the primary residence at xxx have also been uploaded (owned free and clear). - Seller-08/04/2021	Resolved-Verification provided. - Due Diligence Vendor-08/04/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$149,000.00	OR	Investment	Refinance	Rate and Term
494401126			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$38,400.00	MO	Investment	Purchase	NA
494425047			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-21 12:34	2021-07-27 19:09	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.5) - Due Diligence Vendor-07/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$234,375.00	TX	Investment	Purchase	NA
494396404			D	A	D	A	A	A	A	A	Closed	FCRE3091	2021-07-23 12:47	2021-07-29 15:16	Resolved	3 - Material	C	A	Credit	Insurance	Master Policy Expiration Date is Prior To the Transaction Date
Resolved-Master Policy Expiration Date of 11-xx-2021 is Equal to or After the Transaction Date of 04-xx-2021 Or Master Policy Expiration Date Is Not Provided - Due Diligence Vendor-07/29/2021
Ready for Review-Document Uploaded. Attached is the Master Insurance Policy - Seller-07/28/2021
Open-Master Policy Expiration Date of 04-xx-2021 is Prior To the Transaction Date of 04-xx-2021 - Due Diligence Vendor-07/23/2021
Open-Master Policy Expiration Date of 04-x-2021 is Prior To the Transaction Date of 04-xx-2021 Provide updated policy showing master condo coverage was active at closing. - Due Diligence Vendor-07/23/2021
																							Ready for Review-Document Uploaded. Attached is the Master Insurance Policy - Seller-07/28/2021	Resolved-Master Policy Expiration Date of 11-xx-2021 is Equal to or After the Transaction Date of 04-xx-2021 Or Master Policy Expiration Date Is Not Provided - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$305,000.00	HI	Investment	Purchase	NA
494396404			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-20 12:38	2021-07-27 16:47	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Mortgage statement provided for xxx. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. The loan file contains the attached xxx mortgage statement showing the mortgage payment against xxx includes taxes and insurance. - Seller-07/26/2021 Open-Missing verification of property expense for xxx reflecting taxes and insurance escrowed to support qualifying DTI at origination. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. The loan file contains the attached xxx mortgage statement showing the mortgage payment against xxx includes taxes and insurance. - Seller-07/26/2021	Resolved-Mortgage statement provided for xxx. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$305,000.00	HI	Investment	Purchase	NA
494411579			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$146,250.00	FL	Investment	Purchase	NA
494405160			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-24 17:17	2021-07-27 19:06	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$204,260.00	FL	Investment	Purchase	NA
494394377			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-27 02:36	2021-07-28 16:01	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$107,000.00	TX	Investment	Refinance	Rate and Term
494400458			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-20 19:06	2021-07-29 17:59	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,725.00	CA	Investment	Purchase	NA
494414613			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-17 20:09	2021-07-29 15:28	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $268984.00 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $268984 - Due Diligence Vendor-07/29/2021

Ready for Review-Document Uploaded. Found RCE in the file.  Provided document for review. - Seller-07/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $268984.00 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/17/2021
																							Ready for Review-Document Uploaded. Found RCE in the file. Provided document for review. - Seller-07/28/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $268984.00 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $268984 - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$359,999.00	GA	Investment	Purchase	NA
494410032			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-19 17:37	2021-07-29 18:03	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$199,425.00	TX	Investment	Purchase	NA
494395292			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-19 19:14	2021-08-03 15:57	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/03/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/03/2021	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less Not Met - Credit Line Usage Ratio equals 0.0867945205479452 Borrower At Current Residence For Five (5) Or More Years - Borrower Not At Current Residence For Five (5) Or More Years - 8.75 Years Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments Not Met			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	CA	Investment	Refinance	Cash Out - Other
494385872			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	IN	Investment	Purchase	NA
494394723			D	A	D	A	A	A	A	A	Closed	FCRE1191	2021-07-19 20:01	2021-08-03 17:21	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Audited Reserves of 93171 are greater than or equal to AUS Required Reserves of 8411.94 - Due Diligence Vendor-08/03/2021
Ready for Review-Document Uploaded. Disagree. The borrower's xxx account (see attached) has an end balance of $93,171.81. Cash from borrower in the amount of $60489.47 as reported on the CD, results in total reserves of $32682.34. AUS requires $8411.84. The borrower has sufficient assets/reserves. - Seller-08/02/2021
Open-Audited Reserves of  are less than AUS Required Reserves of 8411.94 - Due Diligence Vendor-07/30/2021
Open-Audited Reserves of 67978.50 are less than AUS Required Reserves of 73390.30 - Due Diligence Vendor-07/19/2021
																							Ready for Review-Document Uploaded. Disagree. The borrower's xxx account (see attached) has an end balance of $93,171.81. Cash from borrower in the amount of $60489.47 as reported on the CD, results in total reserves of $32682.34. AUS requires $8411.84. The borrower has sufficient assets/reserves. - Seller-08/02/2021	Resolved-Audited Reserves of 93171 are greater than or equal to AUS Required Reserves of 8411.94 - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$156,000.00	IN	Investment	Purchase	NA
494394723			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-07-27 14:01	2021-07-30 20:17	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Documents provided to verify PITIA - Due Diligence Vendor-07/30/2021 Ready for Review-Document Uploaded. Please see the attached documentation for the following properties: xxx. - Seller-07/28/2021 Open-The loan file did not provide evidence of PITI for the following properties, xxx - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. Please see the attached documentation for the following properties: xxx - Seller-07/28/2021	Resolved-Documents provided to verify PITIA - Due Diligence Vendor-07/30/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$156,000.00	IN	Investment	Purchase	NA
494406254			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$252,750.00	TX	Investment	Purchase	NA
494414442			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,750.00	SC	Investment	Purchase	NA
494430338			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-08-05 14:43	2021-08-05 14:43	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/05/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-08/05/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/05/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$281,250.00	OR	Investment	Refinance	Cash Out - Other
494393424			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$196,000.00	IL	Investment	Purchase	NA
494418851			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-19 15:41	2021-08-04 15:14	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$235,000.00	CO	Investment	Purchase	NA
494390983			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-07-21 01:56	2021-07-27 02:38	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/27/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$161,250.00	NJ	Investment	Refinance	Cash Out - Other
494413486			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$460,000.00	CA	Investment	Refinance	Rate and Term
494397622			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-22 13:55	2021-08-01 15:47	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided
Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 4.8) - Due Diligence Vendor-08/01/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021

Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.8) - Due Diligence Vendor-07/27/2021

Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.8) CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.8) - Due Diligence Vendor-07/27/2021
																								Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 4.8) - Due Diligence Vendor-08/01/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$184,000.00	MD	Investment	Purchase	NA
494428859			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$102,100.00	FL	Investment	Refinance	NA
494389222			D	A	D	A	A	A	D	A	Closed	FCRE1964	2021-07-19 14:26	2021-07-29 18:34	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Verification of VA benefits provided.  - Due Diligence Vendor-07/29/2021
Ready for Review-Document Uploaded. See attached VA Certificate of Eligibility verifying $748/month benefits. - Seller-07/28/2021
Open-Estimated rent amount from xxx provided. Exception remains for verification of Pension/Disability benefit. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. See attached rent zestimate of $2207 from xxx. - Seller-07/26/2021
Open-File does not contain acceptable verification of VA Pension/Disability benefit as stated on 1003 and AUS.  Lastly, FNMA requires an estimated gross rent amount for investment properties, even if income is not being used to qualify, however no statement or other details were provided. - Due Diligence Vendor-07/25/2021
																							Ready for Review-Document Uploaded. See attached VA Certificate of Eligibility verifying $748/month benefits. - Seller-07/28/2021 Ready for Review-Document Uploaded. See attached rent zestimate of $2207 from xxx. - Seller-07/26/2021	Resolved-Verification of VA benefits provided. - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$301,750.00	NV	Investment	Purchase	NA
494389222			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-07-26 01:25	2021-07-27 19:02	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.23136894316629217 Third party valuation product required. - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$301,750.00	NV	Investment	Purchase	NA
494397039			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,000.00	TX	Investment	Purchase	NA
494390811			C	A	C	A	A	A	A	A	Closed	FCRE3599	2021-07-19 16:45	2021-07-29 16:22	Resolved	3 - Material	C	A	Credit	Eligibility	Borrower owns more financed properties than allowed per guidelines	Resolved-Updated AUS DU approval provided. - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. See attached DU findings reflecting 4 financed properties. - Seller-07/28/2021 Open-Per AUS findings in file, submitted to DU with only one financed property, however all four listed in REO are currently mortgaged. - Due Diligence Vendor-07/19/2021	Ready for Review-Document Uploaded. See attached DU findings reflecting 4 financed properties. - Seller-07/28/2021	Resolved-Updated AUS DU approval provided. - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$375,000.00	CA	Investment	Purchase	NA
494422180			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-08-05 14:44	2021-08-05 14:45	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/05/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-08/05/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/05/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$375,000.00	PA	Investment	Refinance	Cash Out - Other
494422180			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-07-23 13:09	2021-08-02 14:21	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/02/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/02/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$375,000.00	PA	Investment	Refinance	Cash Out - Other
494443312			C	B	A	A	C	B	A	A	Closed	FCOM7646	2021-07-23 14:02	2021-07-26 01:55	Acknowledged	2 - Non-Material	C	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true.  - Due Diligence Vendor-07/26/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/23/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending Transaction was submitted as a business purpose loan, however explanation for cash-out proceeds indicates intention to consolidate consumer debts. - Due Diligence Vendor-07/23/2021
																								Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$258,750.00	AZ	Investment	Refinance	Cash Out - Other
494414401			D	B	C	A	D	B	C	A	Closed	FPRO9939	2021-07-23 18:57	2021-08-02 14:14	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/02/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/02/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$273,500.00	LA	Investment	Refinance	Cash Out - Other
494414401			D	B	C	A	D	B	C	A	Closed	FCRE9488	2021-07-20 16:54	2021-07-28 17:08	Resolved	3 - Material	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved-Occupancy Affidavit provided documenting investment property. - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Data entry error. See attached Occupancy and Financial Status Affidavit signed by the borrower at closing. The borrower attests that the occupancy of the subject property is Investment. - Seller-07/27/2021 Open-Per final 1003, borrower indicates Intent to Occupy is Yes, however loan was approved as an Investment. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. Data entry error. See attached Occupancy and Financial Status Affidavit signed by the borrower at closing. The borrower attests that the occupancy of the subject property is Investment. - Seller-07/27/2021	Resolved-Occupancy Affidavit provided documenting investment property. - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$273,500.00	LA	Investment	Refinance	Cash Out - Other
494414401			D	B	C	A	D	B	C	A	Closed	FCOM8844	2021-07-22 03:19	2021-07-27 02:42	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/27/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Explanation letter from borrower in file does not address purpose for cash out. Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$273,500.00	LA	Investment	Refinance	Cash Out - Other
494416394			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-27 23:11	2021-07-28 15:54	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	CA	Investment	Purchase	NA
494486972			D	A	A	A	D	A	A	A	Closed	FCOM1544	2021-07-21 17:24	2021-08-04 16:18	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-08/04/2021 Ready for Review-Document Uploaded. See attached CD and Final Settlement Statement - Seller-08/04/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. See attached CD and Final Settlement Statement - Seller-08/04/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-08/04/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Refinance	Rate and Term
494407674			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$432,000.00	CA	Investment	Purchase	NA
494413850			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$532,500.00	CA	Investment	Purchase	NA
494377721			D	B	D	A	C	B	C	A	Closed	FCRE7497	2021-07-19 16:36	2021-07-30 18:14	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Verification of taxes, insurance, and HOA provided.  - Due Diligence Vendor-07/30/2021
Ready for Review-Document Uploaded. See attached rental income worksheet. The Underwriter used the tax and insurance figures from Schedule E for the rental properties. Please also note that there was no mortgage interest paid.

The terms of the new mortgage on xxx are attached for review: $1735.33 PITI and HOA $759 annually, or $63.25/month. Total PITIA $1798.58. - Seller-07/28/2021
Open-Provide taxes, insurance, HOA fees if applicable for each property listed on the 1003 and evidence mortgaged property is escrowed if applicable. None of this documentation was provided at review as required to determine accurate rental income/loss. - Due Diligence Vendor-07/25/2021
																							Ready for Review-Document Uploaded. See attached rental income worksheet. The Underwriter used the tax and insurance figures from Schedule E for the rental properties. Please also note that there was no mortgage interest paid. The terms of the new mortgage on xxx are attached for review: $1735.33 PITI and HOA $759 annually, or $63.25/month. Total PITIA $1798.58. - Seller-07/28/2021	Resolved-Verification of taxes, insurance, and HOA provided. - Due Diligence Vendor-07/30/2021			xxx	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$174,000.00	NC	Investment	Refinance	Cash Out - Other
494377721			D	B	D	A	C	B	C	A	Closed	FPRO9939	2021-07-22 14:43	2021-07-27 18:50	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-07/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$174,000.00	NC	Investment	Refinance	Cash Out - Other
494377721			D	B	D	A	C	B	C	A	Closed	FCOM7646	2021-07-21 03:17	2021-07-26 01:27	Acknowledged	2 - Non-Material	C	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-07/26/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Final CD paid off consumer credit cards - Due Diligence Vendor-07/21/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$174,000.00	NC	Investment	Refinance	Cash Out - Other
494420034			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$367,000.00	CA	Investment	Refinance	Rate and Term
494420009			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-28 01:12	2021-07-28 15:52	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$272,500.00	CA	Investment	Purchase	NA
494393157			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-29 01:51	2021-07-29 18:12	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$318,750.00	CA	Investment	Purchase	NA
494414577			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$236,250.00	WI	Investment	Purchase	NA
494405507			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$340,000.00	FL	Investment	Refinance	Rate and Term
494400845			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$224,925.00	TN	Investment	Purchase	NA
494409620			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-20 20:21	2021-07-29 18:17	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$639,000.00	CA	Investment	Refinance	Rate and Term
494389922			D	A	A	A	D	A	A	A	Closed	FCOM1232	2021-07-21 18:13	2021-08-03 18:05	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Final 1003 is Missing	Resolved-The Final 1003 is Present - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. The final 1003 was provided on 7/30/21; it is being uploaded again. - Seller-08/03/2021 Open- - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. The file contained the final loan application which has been uploaded. - Seller-07/30/2021 Open-The Final 1003 is Missing - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. The final 1003 was provided on 7/30/21; it is being uploaded again. - Seller-08/03/2021 Ready for Review-Document Uploaded. The file contained the final loan application which has been uploaded. - Seller-07/30/2021	Resolved-The Final 1003 is Present - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$104,000.00	MD	Investment	Purchase	NA
494405582			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$193,500.00	OK	Investment	Purchase	NA
494407252			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	WA	Investment	Purchase	NA
494416281			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-21 16:45	2021-07-28 15:43	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$197,163.00	UT	Investment	Purchase	NA
494455850			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-20 15:18	2021-08-05 14:07	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$284,500.00	NV	Investment	Refinance	Rate and Term
494400683			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-07-26 15:22	2021-07-28 15:40	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,000.00	CA	Investment	Refinance	Cash Out - Other
494400683			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-07-22 00:57	2021-07-27 02:44	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/27/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,000.00	CA	Investment	Refinance	Cash Out - Other
494409340			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$172,500.00	IL	Investment	Purchase	NA
494394896			D	A	D	A	C	A	C	A	Closed	FCRE1444	2021-07-22 19:12	2021-08-02 22:52	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Credit report incomplete
Resolved-Full Credit Report is Provided - Due Diligence Vendor-07/28/2021

Ready for Review-Document Uploaded. 7/27: Attached from the file is a complete copy of the decision credit report, along with the credit supplement referenced by the reviewer. The credit report ID number on the attached credit report matches the credit reference number on the LPA findings. - Seller-07/27/2021

Open-Credit Report is Partially Provided.  Updated CBR only includes 3 mortgages, credit scores.  Missing all other pertinent information - looks to be an update from a previous CBR pulled a month prior. - Due Diligence Vendor-07/22/2021
																							Ready for Review-Document Uploaded. 7/27: Attached from the file is a complete copy of the decision credit report, along with the credit supplement referenced by the reviewer. The credit report ID number on the attached credit report matches the credit reference number on the LPA findings. - Seller-07/27/2021	Resolved-Full Credit Report is Provided - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$596,000.00	CA	Investment	Refinance	Rate and Term
494394896			D	A	D	A	C	A	C	A	Closed	FCOM7646	2021-07-26 13:23	2021-08-02 21:53	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-07/28/2021

Ready for Review-Document Uploaded. 7/27: Attached from the file is a complete copy of the decision credit report, along with the credit supplement referenced by the reviewer. The credit report ID number on the attached credit report matches the credit reference number on the LPA findings. - Seller-07/27/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/26/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending Provide complete credit report. - Due Diligence Vendor-07/26/2021
																							Ready for Review-Document Uploaded. 7/27: Attached from the file is a complete copy of the decision credit report, along with the credit supplement referenced by the reviewer. The credit report ID number on the attached credit report matches the credit reference number on the LPA findings. - Seller-07/27/2021	Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$596,000.00	CA	Investment	Refinance	Rate and Term
494394896			D	A	D	A	C	A	C	A	Closed	FPRO5405	2021-07-27 02:59	2021-08-01 14:39	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/01/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/27/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/01/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$596,000.00	CA	Investment	Refinance	Rate and Term
494415391			D	A	D	A	A	A	D	A	Closed	FCRE1358	2021-07-20 18:07	2021-08-02 15:47	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 W2/1099 Missing	Resolved-Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. See attached 2020 W-2 for xxx at xxx. - Seller-07/30/2021 Open-Borrower 2 W2/1099 Missing - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. See attached 2020 W-2 for xxx at xxx. - Seller-07/30/2021	Resolved-Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$702,000.00	CA	Investment	Purchase	NA
494415391			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-07-29 02:02	2021-07-29 18:13	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$702,000.00	CA	Investment	Purchase	NA
494416234			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-07-22 20:59	2021-07-29 02:51	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/29/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,750.00	NV	Investment	Refinance	Cash Out - Other
494384983			C	B	C	A	C	B	A	A	Closed	FCOM8844	2021-08-05 14:48	2021-08-05 14:49	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/05/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-08/05/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/05/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	FL	Investment	Refinance	Cash Out - Other
494384983			C	B	C	A	C	B	A	A	Closed	FCRE1186	2021-07-27 13:23	2021-08-04 17:02	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 46.05% is less than or equal to AUS DTI of 47.47% - Due Diligence Vendor-08/04/2021
Resolved-Client provided documentation of xxx and xxx paid off prior to close. Documentation of increased rental income based on rental property expense including the escrow was recalculated. - Due Diligence Vendor-08/04/2021
Ready for Review-Document Uploaded. See attached revised DU findings with corrected based and overtime income. Please note that the UW has increased the rental income on the property at xxx. A copy of the mortgage statement verifying escrowed and a revised rental income worksheet is also provided. Lastly, the credit supplement has been uploaded to verify xxx and xxx are paid in full. - Seller-08/04/2021
Open-Audited DTI of 59.75% exceeds AUS DTI of 47.47%  - Due Diligence Vendor-07/27/2021
Open-Audited DTI of 59.75% exceeds AUS DTI of 47.47%  Provide cause for omission of xxx and xxx. Additionally, YTD income does not support income utilized for approval of $9220.26, nor does OT income as it is declining from 2019 to 2020. Review used base bi-weekly as it appears on the WVOE and additionally averaged OT using YTD and prior year only. - Due Diligence Vendor-07/27/2021
																							Ready for Review-Document Uploaded. See attached revised DU findings with corrected based and overtime income. Please note that the UW has increased the rental income on the property at xxx. A copy of the mortgage statement verifying escrowed and a revised rental income worksheet is also provided. Lastly, the credit supplement has been uploaded to verify xxx #xxx and xxx #xxx are paid in full. - Seller-08/04/2021	Resolved-Audited DTI of 46.05% is less than or equal to AUS DTI of 47.47% - Due Diligence Vendor-08/04/2021 Resolved-Client provided documentation of xxx paid off prior to close. Documentation of increased rental income based on rental property expense including the escrow was recalculated. - Due Diligence Vendor-08/04/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	FL	Investment	Refinance	Cash Out - Other
494384983			C	B	C	A	C	B	A	A	Closed	FCOM7646	2021-07-23 23:16	2021-08-04 16:49	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-After further review, exception not required. ATR QM status for loan is Not applicable as it is investment property. - Due Diligence Vendor-08/04/2021
Ready for Review-Document Uploaded. See attached revised DU findings with corrected based and overtime income. Please note that the UW has increased the rental income on the property at xxx. A copy of the mortgage statement verifying escrowed and a revised rental income worksheet is also provided. Lastly, the credit supplement has been uploaded to verify xxx are paid in full. - Seller-08/04/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Pending status due to missing evidence for omission of xxx as noted on DU #14 - Due Diligence Vendor-07/23/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/23/2021
																							Ready for Review-Document Uploaded. See attached revised DU findings with corrected based and overtime income. Please note that the UW has increased the rental income on the property at xxx. A copy of the mortgage statement verifying escrowed and a revised rental income worksheet is also provided. Lastly, the credit supplement has been uploaded to verify xxx and xxx are paid in full. - Seller-08/04/2021	Resolved-After further review, exception not required. ATR QM status for loan is Not applicable as it is investment property. - Due Diligence Vendor-08/04/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	FL	Investment	Refinance	Cash Out - Other
494558168			C	A	C	A	A	A	A	A	Closed	FCRE1191	2021-07-20 20:06	2021-07-27 03:02	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Audited Reserves of 32056.21 are greater than or equal to AUS Required Reserves of 10356.20 - Due Diligence Vendor-07/27/2021 Open-Audited Reserves of 1730.62 are less than AUS Required Reserves of 10356.20 - Due Diligence Vendor-07/20/2021		Resolved-Audited Reserves of 32056.21 are greater than or equal to AUS Required Reserves of 10356.20 - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$240,000.00	WA	Investment	Refinance	Rate and Term
494391900			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-07-21 16:35	2021-07-28 16:33	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $310000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $303600 - Due Diligence Vendor-07/28/2021

Ready for Review-Document Uploaded. Disagree - the HOI shows adequate coverage. The RCE has been provided. - Seller-07/27/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $310000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $375000 - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. Disagree - the HOI shows adequate coverage. The RCE has been provided. - Seller-07/27/2021	Resolved-Hazard Insurance Coverage Amount of $310000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $303600 - Due Diligence Vendor-07/28/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,750.00	OR	Investment	Purchase	NA
494391900			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-07-21 17:09	2021-07-27 18:46	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,750.00	OR	Investment	Purchase	NA
494397546			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$189,750.00	TX	Investment	Purchase	NA
494389628			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-22 23:52	2021-07-28 15:33	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$360,000.00	CA	Investment	Purchase	NA
494393853			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-20 18:40	2021-08-02 14:16	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of taxes and insurance provided. - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. See attached taxes and insurance for xxx. Borrower's LOX states no HOA dues on these properties. - Seller-07/29/2021 Open-missing for xxx and xxx - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. See attached taxes and insurance for xxx and xxx. Borrower's LOX states no HOA dues on these properties. - Seller-07/29/2021	Resolved-Verification of taxes and insurance provided. - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$144,800.00	MD	Investment	Purchase	NA
494396761			C	A	C	A	C	A	C	A	Closed	FCOM7646	2021-07-27 15:24	2021-08-04 18:19	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-08/04/2021

Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-08/03/2021

Ready for Review-Document Uploaded. See attached income worksheet. The Trust and Other income are actually business/K-1 income. $8417.15 - $141.00 = $8276.15, and $1805.16 + $299.96 = $2105.12.  - Seller-08/02/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/27/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending Missing income documentation - Due Diligence Vendor-07/27/2021
																							Ready for Review-Document Uploaded. See attached income worksheet. The Trust and Other income are actually business/K-1 income. $8417.15 - $141.00 = $8276.15, and $1805.16 + $299.96 = $2105.12. - Seller-08/02/2021	Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-08/04/2021 Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	NY	Investment	Purchase	NA
494396761			C	A	C	A	C	A	C	A	Closed	FCRE1437	2021-07-22 14:41	2021-08-03 18:01	Resolved	3 - Material	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-08/03/2021

Ready for Review-Document Uploaded. See attached income worksheet. The Trust and Other income are actually business/K-1 income. $8417.15 - $141.00 = $8276.15, and $1805.16 + $299.96 = $2105.12.  - Seller-08/02/2021

Open-Income and Employment Do Not Meet Guidelines Provide personal tax returns for the most recent years to evidence schedule E rents and/or lease agreements for all rental properties utilizing rental income. Additionally provide evidence of Trust Agreement income and "other"income as used to approve as none was provided at the time of review.  - Due Diligence Vendor-07/27/2021
																							Ready for Review-Document Uploaded. See attached income worksheet. The Trust and Other income are actually business/K-1 income. $8417.15 - $141.00 = $8276.15, and $1805.16 + $299.96 = $2105.12. - Seller-08/02/2021	Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	NY	Investment	Purchase	NA
494396761			C	A	C	A	C	A	C	A	Closed	FPRO9939	2021-07-23 18:38	2021-07-29 19:18	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	NY	Investment	Purchase	NA
494397868			C	A	C	A	A	A	A	A	Closed	FCRE3091	2021-07-22 16:16	2021-07-29 16:28	Resolved	3 - Material	C	A	Credit	Insurance	Master Policy Expiration Date is Prior To the Transaction Date
Resolved-Master Policy Expiration Date of 04-xx-2022 is Equal to or After the Transaction Date of 05-xx-2021 Or Master Policy Expiration Date Is Not Provided - Due Diligence Vendor-07/29/2021
Ready for Review-Document Uploaded. Explanation:  Master Policy was dated prior to transaction date was due to a policy rollover from prior insurance per the explanation from the insurance company directly. - Seller-07/29/2021
Open-Master Policy Expiration Date of 04-xx-2021 is Prior To the Transaction Date of 05-xx-2021 Provide updated Master condo policy showing active at the time of closing. - Due Diligence Vendor-07/27/2021
Open-Master Policy Expiration Date of 04-xx-2021 is Prior To the Transaction Date of 05-xx-2021 - Due Diligence Vendor-07/22/2021
																							Ready for Review-Document Uploaded. Explanation: Master Policy was dated prior to transaction date was due to a policy rollover from prior insurance per the explanation from the insurance company directly. - Seller-07/29/2021	Resolved-Master Policy Expiration Date of 04-xx-2022 is Equal to or After the Transaction Date of 05-xx-2021 Or Master Policy Expiration Date Is Not Provided - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,000.00	FL	Investment	Purchase	NA
494396440			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-21 16:23	2021-07-28 15:30	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$151,920.00	AL	Investment	Purchase	NA
494418656			D	A	D	A	A	A	C	A	Closed	FPRO1137	2021-07-14 17:25	2021-08-04 15:42	Resolved	3 - Material	C	A	Property	Appraisal	The appraiser was not licensed (Primary Value)	Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-08/04/2021 Ready for Review-Document Uploaded. Please see attached license history from the state of Texas, appraiser has been licensed since 1991. - Seller-08/04/2021 Open-Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date - Due Diligence Vendor-07/14/2021	Ready for Review-Document Uploaded. Please see attached license history from the state of Texas, appraiser has been licensed since 1991. - Seller-08/04/2021	Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-08/04/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$113,700.00	TX	Investment	Purchase	NA
494418656			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-07-20 21:06	2021-08-03 14:43	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of full PITIA provided. - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. Please see attached documentation of PITI for loans that closed concurrently. - Seller-07/31/2021 Open-Most recent mortgage statements for the following REO properties were not provided to document the qualifying PITI xxx. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. Please see attached documentation of PITI for loans that closed concurrently. - Seller-07/31/2021	Resolved-Verification of full PITIA provided. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$113,700.00	TX	Investment	Purchase	NA
494418656			D	A	D	A	A	A	C	A	Closed	FCRE1191	2021-07-21 20:33	2021-08-03 14:42	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Audited Reserves of 365000 are greater than or equal to AUS Required Reserves of 23543.96 - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Please see attached documentation of 1031 funds - copy of settlement statement, will showing borrower to receive half of funds, and letter from 1031 exchange company showing availability of funds. - Seller-07/31/2021 Open-Audited Reserves of -66084.26 are less than AUS Required Reserves of 23543.96 - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Please see attached documentation of 1031 funds - copy of settlement statement, will showing borrower to receive half of funds, and letter from 1031 exchange company showing availability of funds. - Seller-07/31/2021	Resolved-Audited Reserves of 365000 are greater than or equal to AUS Required Reserves of 23543.96 - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$113,700.00	TX	Investment	Purchase	NA
494420971			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-26 01:33	2021-07-29 19:02	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$288,607.00	NY	Investment	Purchase	NA
494397631			D	B	D	A	D	B	A	A	Closed	FCRE6019	2021-07-20 20:29	2021-08-02 23:35	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. See attached Permanent Resident Card for Borrower 1. - Seller-07/28/2021 Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. See attached Permanent Resident Card for Borrower 1. - Seller-07/28/2021	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,750.00	NC	Investment	Refinance	Cash Out - Other
494397631			D	B	D	A	D	B	A	A	Closed	FCOM8844	2021-07-22 00:23	2021-07-28 00:53	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,750.00	NC	Investment	Refinance	Cash Out - Other
494394111			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-27 13:46	2021-07-28 20:55	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$243,705.00	FL	Investment	Purchase	NA
494434265			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-27 03:01	2021-07-28 15:22	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$264,000.00	OR	Investment	Refinance	Rate and Term
494394505			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$96,000.00	PA	Investment	Purchase	NA
494406773			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-28 01:04	2021-07-28 20:44	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	NH	Investment	Purchase	NA
494387093			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$311,250.00	IL	Investment	Purchase	NA
494406929			C	B	A	A	C	B	A	A	Closed	FCOM7646	2021-07-22 17:27	2021-07-26 01:56	Acknowledged	2 - Non-Material	C	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-07/26/2021 Open-Originator QM Designation Of ATR/QM: Exempt Differs From Final QM Status Of ATR/QM: Status Pending. Per explanation for cash-out purpose and Final CD, borrower paid off consumer debt which renders transaction ineligible as a business-purpose loan. - Due Diligence Vendor-07/22/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$398,400.00	CA	Investment	Refinance	Cash Out - Other
494402441			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	CA	Investment	Purchase	NA
494427026			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$262,000.00	CA	Investment	Refinance	Rate and Term
494394098			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-26 01:35	2021-07-26 20:33	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-Qualifying FICO Of 731 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points Third party valuation product required. - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$153,000.00	CA	Investment	Refinance	Rate and Term
494397486			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-22 16:17	2021-07-28 20:41	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-07/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$264,001.00	FL	Investment	Purchase	NA
494437827			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-28 01:05	2021-07-28 14:31	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$224,925.00	OK	Investment	Purchase	NA
494429747			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-28 00:44	2021-07-28 14:27	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$510,000.00	MA	Investment	Refinance	Cash Out - Other
494401522			D	A	A	A	D	A	A	A	Closed	FCOM1221	2021-07-15 19:29	2021-07-29 18:42	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Deed of Trust is Incomplete	Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. Complete Deed of Trust has been received and uploaded. - Seller-07/28/2021 Open-Missing page 1 of Deed of Trust. - Due Diligence Vendor-07/15/2021	Ready for Review-Document Uploaded. Complete Deed of Trust has been received and uploaded. - Seller-07/28/2021	Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$352,000.00	TN	Investment	Purchase	NA
494385657			C	A	C	A	A	A	A	A	Closed	FCRE1188	2021-07-27 23:01	2021-08-03 17:27	Resolved	3 - Material	C	A	Credit	Eligibility	Audited CLTV Exceeds AUS CLTV	Resolved-Audited CLTV of 75% is less than or equal to AUS CLTV of 75% - Due Diligence Vendor-08/03/2021 Open-Lender used the higher of the sales price and appraised value instead of the lesser. - Due Diligence Vendor-07/28/2021 Open-Audited CLTV of 78.35% exceeds AUS CLTV of 75% - Due Diligence Vendor-07/27/2021		Resolved-Audited CLTV of 75% is less than or equal to AUS CLTV of 75% - Due Diligence Vendor-08/03/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$186,472.00	VA	Investment	Purchase	NA
494385657			C	A	C	A	A	A	A	A	Closed	FCRE1187	2021-07-27 23:01	2021-08-03 17:27	Resolved	3 - Material	C	A	Credit	Eligibility	Audited LTV Exceeds AUS LTV
Resolved-Audited LTV of 75% is less than or equal to AUS CLTV of 75%  - Due Diligence Vendor-08/03/2021

Ready for Review-Document Uploaded. Disagree.  Please see attached SSR.  There are two appraisals in file.  The appraisal with the lower value was done "subject to".  A second appraisal was done later "as is" and came in at a higher $249,000 value.  The higher appraisal scored a 1.6 through CU on the SSR (a better score than the other appraisal's 2.1), meaning Fannie found the appraisal acceptable.  Given that the $249,000 appraisal is dated later and done as-is, using it as the appraised value is acceptable. - Seller-08/03/2021

Open-Lender used the higher of the sales price and appraised value instead of the lesser. - Due Diligence Vendor-07/28/2021

Open-Audited LTV of 78.35% exceeds AUS CLTV of 75%  - Due Diligence Vendor-07/27/2021
																							Ready for Review-Document Uploaded. Disagree. Please see attached SSR. There are two appraisals in file. The appraisal with the lower value was done "subject to". A second appraisal was done later "as is" and came in at a higher $249,000 value. The higher appraisal scored a 1.6 through CU on the SSR (a better score than the other appraisal's 2.1), meaning Fannie found the appraisal acceptable. Given that the $249,000 appraisal is dated later and done as-is, using it as the appraised value is acceptable. - Seller-08/03/2021	Resolved-Audited LTV of 75% is less than or equal to AUS CLTV of 75% - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$186,472.00	VA	Investment	Purchase	NA
494400667			D	A	D	A	A	A	C	A	Closed	FCRE1328	2021-07-21 23:08	2021-08-02 15:40	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 W2/1099 Missing	Resolved-WVOE provided. - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Disagree. WorkNumber VOE shows YTD income in addition to 2020 and 2019 earnings. The documentation is sufficient to satisfy guideline requirement. Please see the attached. - Seller-07/31/2021 Open-Borrower 1 W2/1099 Missing - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Disagree. WorkNumber VOE shows YTD income in addition to 2020 and 2019 earnings. The documentation is sufficient to satisfy guideline requirement. Please see the attached. - Seller-07/31/2021	Resolved-WVOE provided. - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$51,000.00	AL	Investment	Purchase	NA
494400667			D	A	D	A	A	A	C	A	Closed	FCRE1330	2021-07-21 23:08	2021-08-02 15:40	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Paystubs Missing	Resolved-WVOE provided. - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Disagree. WorkNumber VOE shows YTD income in addition to 2020 and 2019 earnings. The documentation is sufficient to satisfy guideline requirement. Please see the attached. - Seller-07/31/2021 Open-Borrower 1 Paystubs Missing - Due Diligence Vendor-07/29/2021 Open-No W2 or paystubs found. WVOE used to support income. - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Disagree. WorkNumber VOE shows YTD income in addition to 2020 and 2019 earnings. The documentation is sufficient to satisfy guideline requirement. Please see the attached. - Seller-07/31/2021	Resolved-WVOE provided. - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$51,000.00	AL	Investment	Purchase	NA
494400667			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-07-23 17:05	2021-07-29 17:52	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$51,000.00	AL	Investment	Purchase	NA
494488181			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,300.00	CA	Investment	Refinance	Rate and Term
494410570			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	NE	Investment	Purchase	NA
494383796			D	A	D	A	A	A	A	A	Closed	FCRE1319	2021-07-25 16:59	2021-07-27 10:34	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Personal Tax Returns Missing
Resolved-After further review, the entire expense for rental property was used in qualifying, therefore tax returns not required. - Due Diligence Vendor-07/27/2021

Ready for Review-Document Uploaded. The full PITI was included in the total expense ratio. Tax return not required. See attached Amerihome Mortgage statement which confirms the payment of $2375.63 includes escrow for taxes and insurance. The borrower provided a letter stating there are no HOA dues for this property. - Seller-07/26/2021

Open-Borrower 1 Personal Tax Returns Missing - Due Diligence Vendor-07/25/2021

Open-Borrower 1 Personal Tax Returns Missing Borrower has owned property located at #8825 for several years. Only updated lease agreement was provided. Provide most recent tax returns to ensure correct rent loss was figured accurately.  - Due Diligence Vendor-07/25/2021
																							Ready for Review-Document Uploaded. The full PITI was included in the total expense ratio. Tax return not required. See attached xxx statement which confirms the payment of $2375.63 includes escrow for taxes and insurance. The borrower provided a letter stating there are no HOA dues for this property. - Seller-07/26/2021	Resolved-After further review, the entire expense for rental property was used in qualifying, therefore tax returns not required. - Due Diligence Vendor-07/27/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$315,000.00	TX	Investment	Purchase	NA
494390805			B	A	A	A	B	A	A	A	Closed	FCOM7646	2021-07-28 19:06	2021-08-05 14:51	Resolved	2 - Non-Material	B	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-08/05/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true.  - Due Diligence Vendor-08/04/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-08/04/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/28/2021
																								Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-08/05/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-08/04/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$90,000.00	NJ	Investment	Refinance	Cash Out - Other
494381076			D	B	C	A	D	B	A	A	Closed	FCRE1186	2021-07-25 16:40	2021-08-05 19:59	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Rental income updated. Audited DTI of 23.22% is less than or equal to AUS DTI of 22.03%. - Due Diligence Vendor-08/05/2021
Ready for Review-Document Uploaded. See attached rental income worksheet. DU findings require one year of tax returns to calculate the rental income. The mortgage statement for the property at xxx confirms it is escrowed for taxes and insurance. The 12-month average income for xxx is $52.54/month. The Underwriter used $53.00/month.

For the subject property, the new PITI is $898.38 and the 12-month average income is $141.70/month. This was the exact amount used by the underwriter. - Seller-07/26/2021
Open-Audited DTI of 30.97% exceeds AUS DTI of 22.03% Cause for difference is due to Net rental income as DU reflects a positive amount while review finds a loss for both properties. No rental income worksheets were provided to explain exact cause. - Due Diligence Vendor-07/25/2021
																							Ready for Review-Document Uploaded. See attached rental income worksheet. DU findings require one year of tax returns to calculate the rental income. The mortgage statement for the property at xxx confirms it is escrowed for taxes and insurance. The 12-month average income for xxx is $52.54/month. The Underwriter used $53.00/month. For the subject property, the new PITI is $898.38 and the 12-month average income is $141.70/month. This was the exact amount used by the underwriter. - Seller-07/26/2021	Resolved-Rental income updated. Audited DTI of 23.22% is less than or equal to AUS DTI of 22.03%. - Due Diligence Vendor-08/05/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$122,100.00	CA	Investment	Refinance	Cash Out - Other
494381076			D	B	C	A	D	B	A	A	Closed	FCOM8844	2021-07-21 23:39	2021-07-26 01:53	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$122,100.00	CA	Investment	Refinance	Cash Out - Other
494414316			D	B	D	A	B	B	C	A	Closed	FCRE1964	2021-07-29 01:06	2021-08-02 15:58	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing income documentation	Resolved-VVOE provided with YTD and prior 2020 and 2019 including bonus income. - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. See attached written verification of employment for xxx at xxx. WVOE shows 2019 bonus income in the amount of $239,319. - Seller-07/30/2021 Open-Borrower was qualified with Bonus income of $16,110.83 monthly. File contains bonus income of $340,671 for 2020. Missing proof of Bonus income of $239,319 for 2019 used in calculation. Need 2019 YTD paystub or WVOE supporting bonus income. - Due Diligence Vendor-07/29/2021	Ready for Review-Document Uploaded. See attached written verification of employment for xxx at xxx. WVOE shows 2019 bonus income in the amount of $239,319. - Seller-07/30/2021	Resolved-VVOE provided with YTD and prior 2020 and 2019 including bonus income. - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$510,000.00	CA	Investment	Refinance	Cash Out - Other
494414316			D	B	D	A	B	B	C	A	Closed	FPRO5405	2021-07-29 02:47	2021-07-29 17:47	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$510,000.00	CA	Investment	Refinance	Cash Out - Other
494414316			D	B	D	A	B	B	C	A	Closed	FCOM8844	2021-07-22 01:37	2021-07-29 02:47	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$510,000.00	CA	Investment	Refinance	Cash Out - Other
494399024			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-29 02:19	2021-07-30 12:51	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/30/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/30/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$208,800.00	CA	Investment	Purchase	NA
494404345			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-28 23:29	2021-08-02 17:55	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of taxes and insurance provided. - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Please see attached documentation of PITI for both properties. - Seller-07/31/2021 Open-Missing proof of tax, insurance and HOA for Primary residence xxx of $1842.41 and REO xxx of $1793 reflected on Final 1003. - Due Diligence Vendor-07/28/2021	Ready for Review-Document Uploaded. Please see attached documentation of PITI for both properties. - Seller-07/31/2021	Resolved-Verification of taxes and insurance provided. - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$822,000.00	CA	Investment	Purchase	NA
494404345			D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-07-28 23:29	2021-08-02 17:55	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Audited DTI of 44.38% is less than or equal to AUS DTI of 44.69% - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Please see attached documentation of PITI for both properties. - Seller-07/31/2021 Open-Audited DTI of 49.29% exceeds AUS DTI of 44.69% Reviewer DTI 49.29% includes all Primary residence and REO PITI from Final 1003. Pending proof of tax and insurance for both properties. - Due Diligence Vendor-07/28/2021 Open-Audited DTI of 49.29% exceeds AUS DTI of 46.47% - Due Diligence Vendor-07/28/2021	Ready for Review-Document Uploaded. Please see attached documentation of PITI for both properties. - Seller-07/31/2021	Resolved-Audited DTI of 44.38% is less than or equal to AUS DTI of 44.69% - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$822,000.00	CA	Investment	Purchase	NA
494415818			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$336,700.00	CA	Investment	Purchase	NA
494392175			D	A	D	A	A	A	A	A	Closed	FCRE1764	2021-07-28 12:11	2021-08-02 17:30	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage
Resolved-Payment letters provide to verify PITIA.  - Due Diligence Vendor-08/02/2021
Ready for Review-Document Uploaded. Please see attached first payment letters.  It does appear that the xxx loan is now owned by xxx.  The xxx loan also closed through xxx but it was not purchased by xxx.  First payment due date was 5/xx/21 with $1281.41 payment including taxes, insurance and MI. - Seller-07/31/2021
Open-Missing verification of REO at xxx listed on 1003 with PITI $1086 and $301.76. 1003 reflects transferred from xxx;
The loan # xxx and balance of $208,099 matches the loan for xxx on 1003 not xxx.  - Due Diligence Vendor-07/28/2021
																							Ready for Review-Document Uploaded. Please see attached first payment letters. It does appear that the xxx loan is now owned by xxx. The xxx also closed through xxx but it was not purchased by xxx. First payment due date was 5/xx/21 with $1281.41 payment including taxes, insurance and MI. - Seller-07/31/2021	Resolved-Payment letters provide to verify PITIA. - Due Diligence Vendor-08/02/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$202,797.00	AZ	Investment	Purchase	NA
494407456			D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-07-27 21:08	2021-08-03 18:54	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/03/2021 Ready for Review-Please see attached documentation. - Seller-08/03/2021 Open-Missing proof of tax, insurance and HOA (no HOA) for primary residence: xxx, and the REO xxx. - Due Diligence Vendor-07/27/2021	Ready for Review-Please see attached documentation. - Seller-08/03/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$211,500.00	FL	Investment	Purchase	NA
494407456			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-07-28 01:14	2021-07-29 14:34	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$211,500.00	FL	Investment	Purchase	NA
494395054			D	B	D	A	D	B	C	A	Closed	FPRO5405	2021-07-22 21:06	2021-08-03 17:08	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/03/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/22/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/03/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$160,000.00	TX	Investment	Refinance	Cash Out - Other
494395054			D	B	D	A	D	B	C	A	Closed	FCRE7497	2021-07-28 18:00	2021-08-03 17:07	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of PITIA provided - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. See attached appraisal which documents the HOA dues as $467/month. PITI $1934 + $467 = $2401/month. Using the full PITIA the DTI increases from 40.08% to 41.30% and is within tolerance. - Seller-08/02/2021 Open-Missing verification of HOA dues for xxx. Credit report reflects PITI of $1934 and LOE reflects this property has HOA dues. Lender used PITI $2,116.17 monthly. - Due Diligence Vendor-07/28/2021	Ready for Review-Document Uploaded. See attached appraisal which documents the HOA dues as $467/month. PITI $1934 + $467 = $2401/month. Using the full PITIA the DTI increases from 40.08% to 41.30% and is within tolerance. - Seller-08/02/2021	Resolved-Verification of PITIA provided - Due Diligence Vendor-08/03/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$160,000.00	TX	Investment	Refinance	Cash Out - Other
494395054			D	B	D	A	D	B	C	A	Closed	FCOM8844	2021-07-23 22:07	2021-07-28 20:01	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/28/2021 Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$160,000.00	TX	Investment	Refinance	Cash Out - Other
494392419			D	A	D	A	A	A	D	A	Closed	FCRE8712	2021-07-27 15:47	2021-07-29 14:23	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-1025 with rent schedule provided. - Due Diligence Vendor-07/29/2021 Ready for Review-Document Uploaded. 7/29: Disagree. Attached from the file is Form 1025 reflecting gross rent of $1,450 per month for the subject property. Using 75% of the gross rent is $1,087.50 and is sufficient to offset/wash the subject PITI payment of $926.12. - Seller-07/29/2021 Open-Lender comments on 1008 reflect per 1025 xxx subject PITI of $926.12 monthly as proof of prior rentals. Guidelines requires market rent supported by form 1025/72. Missing form 1025/72 - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. 7/29: Disagree. Attached from the file is Form 1025 reflecting gross rent of $1,450 per month for the subject property. Using 75% of the gross rent is $1,087.50 and is sufficient to offset/wash the subject PITI payment of $926.12. - Seller-07/29/2021	Resolved-1025 with rent schedule provided. - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$136,575.00	OH	Investment	Purchase	NA
494392419			D	A	D	A	A	A	D	A	Closed	FCRE1186	2021-07-27 15:49	2021-07-29 14:22	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 39.52% is less than or equal to AUS DTI of 40.67%  - Due Diligence Vendor-07/29/2021

Ready for Review-Document Uploaded. 7/29: Disagree. The subject property PITI is not required to be included in monthly debts/DTI calculation. Form 1025 from the file supports gross rent of $1,450 per month for the subject. Using 75% of the gross rent is $1,087.50 and results in positive cash flow of $161.38 per month, however, since borrower has less than one-year history of property management, the net cash flow is not being included and only being considered to wash/offset the subject PITI payment. AUS DTI ratio is supported. - Seller-07/29/2021

Open-Audited DTI of 53.92% exceeds AUS DTI of 40.67%  Audited DTI is 53.92% which includes subject property full PITI as a  loss, separate finding for supporting rental income used to wash subject PITI.                                                                                                                                                                                                                                                                                  - Due Diligence Vendor-07/27/2021
																							Ready for Review-Document Uploaded. 7/29: Disagree. The subject property PITI is not required to be included in monthly debts/DTI calculation. Form 1025 from the file supports gross rent of $1,450 per month for the subject. Using 75% of the gross rent is $1,087.50 and results in positive cash flow of $161.38 per month, however, since borrower has less than one-year history of property management, the net cash flow is not being included and only being considered to wash/offset the subject PITI payment. AUS DTI ratio is supported. - Seller-07/29/2021	Resolved-Audited DTI of 39.52% is less than or equal to AUS DTI of 40.67% - Due Diligence Vendor-07/29/2021			xxx	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$136,575.00	OH	Investment	Purchase	NA
494392419			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-07-28 01:15	2021-07-28 19:59	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$136,575.00	OH	Investment	Purchase	NA